Nuveen Kansas Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 94.9%
	MUNICIPAL BONDS – 94.1%
	Consumer Staples – 4.2%
$1,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	$1,138,187
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.450%, 6/01/28	3/20 at 100.00	B2	1,015,380
1,535	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	3/20 at 100.00	Ba1	1,581,081
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/29	6/27 at 100.00	BBB	632,820
1,015	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	3/20 at 100.00	N/R	1,015,152
1,500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	3/20 at 100.00	B-	1,515,975
750	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	3/20 at 100.00	B-	757,988
910	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	994,202
625	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	667,025
320	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	377,168
2,510	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,627,769
11,665	Total Consumer Staples			12,322,747
	Education and Civic Organizations – 3.4%
675	Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents Univeristy of Kansas Medical Center Research Institute, Series 2010N, 5.000%, 4/01/29	4/20 at 100.00	Aa2	677,214
250	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Projects, Refunding Series 2016A, 4.000%, 3/01/27	3/24 at 100.00	Aa3	278,062
	Kansas Development Finance Authority, Revenue Bonds, Wichita State University Union Corporation Student Housing Project, Series 2013F-1:
1,690	5.250%, 6/01/38	6/21 at 100.00	Aa3	1,778,590
2,000	5.250%, 6/01/42	6/21 at 100.00	Aa3	2,109,020
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	3/20 at 100.00	BBB	1,011,700
1,000	Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project, Refunding Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	N/R	360,000

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$3,135	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	$3,715,038
9,750	Total Education and Civic Organizations			9,929,624
	Financials – 0.5%
1,020	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,474,930
	Health Care – 7.3%
385	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39	8/29 at 100.00	BBB+	484,534
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016:
1,075	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,263,577
400	5.000%, 12/01/41	12/26 at 100.00	Baa3	465,440
875	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	1,081,964
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc, Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,163,480
5,000	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	A	6,081,850
3,000	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc, Refunding Series 2013, 5.000%, 11/15/29	11/22 at 100.00	AA-	3,276,780
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45	9/25 at 100.00	AA-	2,346,400
	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2019B:
2,205	4.000%, 3/01/37	3/30 at 100.00	AA-	2,610,323
1,490	4.000%, 3/01/38	3/30 at 100.00	AA-	1,756,680
18,430	Total Health Care			21,531,028
	Industrials – 1.5%
425	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B+	429,084
1,415	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	1,504,372
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	1,127,070
205	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	227,230
530	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	3/20 at 104.00	BB-	552,249
435	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	490,128
4,010	Total Industrials			4,330,133

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 3.2%
$2,500	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A, 5.250%, 11/15/53	11/23 at 103.75	N/R	$2,689,125
3,125	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc, Refunding Series 2010S, 5.000%, 5/15/30	5/20 at 100.00	BBB	3,145,437
2,715	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2013IV-A, 6.375%, 5/15/43	5/23 at 100.00	N/R	3,034,718
665	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.625%, 5/15/44	5/24 at 100.00	N/R	737,532
9,005	Total Long-Term Care			9,606,812
	Tax Obligation/General – 22.5%
	Allen County Unified School District 257 Iola, Kansas, General Obligation Bonds, School Building Series 2019A:
1,120	4.000%, 9/01/33 – BAM Insured	9/28 at 100.00	AA	1,320,301
1,150	4.000%, 9/01/34 – BAM Insured	9/28 at 100.00	AA	1,353,113
565	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvent Series 2013A, 5.000%, 8/01/33 – AGM Insured	8/23 at 100.00	AA	636,721
1,000	Butler County Unified School District 490, Kansas, General Obligation Bonds, Refunding Series 2016A, 4.000%, 9/01/35 – BAM Insured	9/26 at 100.00	AA	1,155,470
2,250	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, Series 2012A, 5.000%, 10/01/23 – NPFG Insured	10/22 at 100.00	Aaa	2,492,482
2,000	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2012A, 5.000%, 10/01/23	10/22 at 100.00	AA-	2,210,120
2,200	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2013A, 5.000%, 10/01/28	10/23 at 100.00	AA-	2,506,702
1,490	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2016A, 5.000%, 10/01/33	10/25 at 100.00	AA-	1,794,601
1,250	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2015A, 5.000%, 10/01/34	10/25 at 100.00	Aaa	1,520,962
500	Johnson County, Kansas, General Obligation Bonds, General Improvement Series 2016A, 5.000%, 9/01/24	No Opt. Call	AAA	592,710
5,000	Johnson County, Kansas, General Obligation Bonds, Internal Improvement Series 2018A, 4.000%, 9/01/34	9/27 at 100.00	AAA	5,924,550
3,000	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	Aa3	3,195,150
1,000	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2018A, 5.000%, 9/01/34	9/27 at 100.00	Aa3	1,264,780
	Leavenworth County Unified School District 453, Kansas, General Obligation Bonds, Series 2018A:
365	4.000%, 9/01/37	9/26 at 100.00	Aa3	417,144
2,155	4.000%, 9/01/38	9/26 at 100.00	Aa3	2,457,325
1,000	Leavenworth County Unified School District 464, Tonganoxie, Kansas, General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 9/01/45	9/27 at 100.00	A1	1,138,100

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,575	Lyon County Unified School District 253 Emporia, Kansas, General Obligation Bonds, Series 2019, 4.000%, 9/01/48	9/27 at 100.00	A1	$2,904,857
5,000	Manhattan, Kansas, General Obligation Bonds, Temporary Notes, Series 2020-01, 1.125%, 6/15/23 (WI/DD, settling 3/13/20)	12/20 at 100.00	Aa2	5,005,050
2,345	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011A, 5.500%, 7/01/27 – AGM Insured	7/21 at 100.00	AA	2,449,423
4,715	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 5.000%, 7/01/35 – AGM Insured	7/22 at 100.00	AA	5,033,923
1,130	Riley County Unified School District 383, Manhattan-Ogen, Kansas, General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29	9/26 at 100.00	Aa2	1,344,372
500	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Refunding Series 2017A, 3.000%, 10/01/22	No Opt. Call	Aa2	527,225
2,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40	10/26 at 100.00	Aa3	2,437,960
465	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Refunding Series 2017, 4.000%, 9/01/30 – BAM Insured	9/26 at 100.00	AA	549,012
	Sedgwick County Unified School District 266 Maize, Harvey County, Kansas, General Obligation Bonds, Series 2019A:
1,325	4.000%, 9/01/30	9/27 at 100.00	AA	1,603,979
1,650	4.000%, 9/01/31	9/27 at 100.00	AA	1,976,337
500	4.000%, 9/01/32	9/27 at 100.00	AA	597,780
2,000	Wichita, Kansas, General Obligation Bonds, Airport Series 2015C, 5.000%, 12/01/39 (AMT)	12/25 at 100.00	AA+	2,354,900
	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Improvement Series 2018A:
1,240	5.000%, 9/01/39	9/28 at 100.00	AA-	1,577,168
1,000	5.000%, 9/01/40	9/28 at 100.00	AA-	1,269,980
1,000	4.000%, 9/01/48	9/28 at 100.00	AA-	1,156,300
1,000	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Improvement Series 2016A, 4.125%, 9/01/37	9/26 at 100.00	AA-	1,148,530
200	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28	8/24 at 100.00	AA	215,314
	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2020A:
1,515	3.000%, 8/01/30 – BAM Insured	8/28 at 100.00	AA	1,713,874
2,395	3.000%, 8/01/31 – BAM Insured	8/28 at 100.00	AA	2,690,471
58,600	Total Tax Obligation/General			66,536,686

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 24.0%
	Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016:
$500	5.000%, 6/01/28 – AGM Insured	6/27 at 100.00	AA	$632,430
1,380	5.000%, 6/01/29 – AGM Insured	6/27 at 100.00	AA	1,742,567
2,295	5.000%, 6/01/30 – AGM Insured	6/27 at 100.00	AA	2,892,067
1,320	5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,655,201
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,000	5.000%, 11/15/34	11/25 at 100.00	BB	1,167,400
2,000	5.000%, 11/15/39	11/25 at 100.00	BB	2,312,920
250	4.000%, 11/15/39	11/25 at 100.00	BB	269,595
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/23	1/22 at 100.00	BB	1,065,280
500	5.000%, 1/01/31	1/22 at 100.00	BB	529,390
875	5.125%, 1/01/42	1/22 at 100.00	BB	926,345
1,910	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	2,010,027
990	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 6.500%, 11/01/40	5/21 at 100.00	BB	1,049,172
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/24	No Opt. Call	BB	1,161,060
2,000	5.000%, 12/01/25	No Opt. Call	BB	2,382,640
1,000	5.000%, 12/01/30	12/26 at 100.00	BB	1,204,930
1,000	5.000%, 12/01/32	12/26 at 100.00	BB	1,199,860
2,275	5.000%, 12/01/33	12/26 at 100.00	BB	2,725,086
4,250	5.000%, 12/01/46	12/26 at 100.00	BB	4,981,638
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB	948,990
2,630	Johnson County Community College, Kansas, Certificates of Participation, Series 2017, 4.000%, 10/01/28	10/26 at 100.00	Aa1	3,112,921
	Johnson County Public Building Commission, Kansas, Lease Purchase Revenue Bonds, Series 2011A:
1,320	4.000%, 9/01/25	9/20 at 100.00	AAA	1,340,539
1,020	4.000%, 9/01/26	9/20 at 100.00	AAA	1,035,871
1,000	4.000%, 9/01/27	9/20 at 100.00	AAA	1,015,610
1,220	4.125%, 9/01/28	9/20 at 100.00	AAA	1,239,788
1,270	4.250%, 9/01/29	9/20 at 100.00	AAA	1,291,450
1,500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	AA	1,810,155
2,240	Kansas Department of Transportation, Highway Revenue Bonds, Series 2017A, 5.000%, 9/01/33	9/27 at 100.00	AA	2,858,038

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Kansas Development Finance Authority, Kansas, Sales Tax Revenue Bonds, K-State Olathe Innovation Campus Inc, Series 2019H-1:
$1,170	4.000%, 9/01/30	9/27 at 100.00	Aa2	$1,396,828
1,265	4.000%, 9/01/32	9/27 at 100.00	Aa2	1,497,482
360	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.250%, 6/15/50	6/20 at 100.00	BBB	364,500
	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019:
1,610	5.000%, 3/01/44	3/29 at 100.00	BBB	1,975,212
6,125	5.000%, 3/01/49	3/29 at 100.00	BBB	7,484,689
1,540	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,544,189
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B:
200	5.250%, 12/15/29	12/22 at 100.00	N/R	130,000
200	6.100%, 12/15/34	12/22 at 100.00	N/R	130,000
2,775	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	12/22 at 100.00	N/R	1,332,000
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
410	2.884%, 7/01/27	No Opt. Call	C	385,400
295	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	322,025
430	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa2	468,494
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	C	1,127,260
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	2,191,780
1,900	Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Appartments Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40	12/26 at 100.00	N/R	2,046,300
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Kansas International Speedway Corporation Project, Refunding Series 2014:
1,370	5.000%, 12/01/25	12/24 at 100.00	A	1,620,491
1,260	5.000%, 12/01/26	12/24 at 100.00	A	1,490,555
305	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	340,322
495	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Revenue Bonds, Kansas International Speedway Corporation, Series 1999, 0.000%, 12/01/27 – MBIA Insured	No Opt. Call	N/R	387,397
63,455	Total Tax Obligation/Limited			70,795,894
	Transportation – 6.6%
1,155	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	1,285,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
$1,950	6.250%, 10/01/34 (AMT)	10/23 at 100.00	BBB+	$2,280,740
500	6.375%, 10/01/43 (AMT)	10/23 at 100.00	BBB+	585,290
1,005	Guam International Airport Authority, Revenue Bonds, Series 2019A, 5.000%, 10/01/23 (AMT)	No Opt. Call	BBB+	1,133,007
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	BB	1,152,380
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	BB	2,480,940
1,100	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 20193A, 5.000%, 9/01/38	9/29 at 100.00	Aa2	1,449,932
100	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/46 (AMT)	9/26 at 100.00	BBB	116,087
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
1,705	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB	1,789,670
2,155	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	2,256,565
1,515	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	1,743,977
2,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	2,372,420
945	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	1,028,472
17,130	Total Transportation			19,675,330
	U.S. Guaranteed – 4.6% (4)
2,000	Allen County, Kansas Public Building Commission Revenue Bonds, Allen County Hospital Project, Series 2012, 5.150%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	A	2,236,840
935	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvent Series 2013A, 5.000%, 8/01/33 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	1,065,517
2,575	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 5.000%, 12/01/31 (Pre-refunded 12/01/20)	12/20 at 100.00	A3	2,654,696
1,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Improvement Series 2012, 5.000%, 10/01/30 (Pre-refunded 10/01/22)	10/22 at 100.00	AA-	1,108,840
4,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc, Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R	4,278,120
2,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series 2011A, 5.000%, 10/01/28 (Pre-refunded 10/01/21)	10/21 at 100.00	AA-	2,132,400
12,510	Total U.S. Guaranteed			13,476,413
	Utilities – 12.4%
1,500	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/42, 144A	6/25 at 100.00	BBB+	1,741,890

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Guam Power Authority, Revenue Bonds, Refunding Series 2017A:
$2,650	5.000%, 10/01/33	10/27 at 100.00	BBB	$3,200,246
3,750	5.000%, 10/01/40	10/27 at 100.00	BBB	4,464,075
1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,510,768
	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/32	10/24 at 100.00	AA	1,160,520
1,000	5.000%, 10/01/33	10/24 at 100.00	AA	1,159,580
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
1,000	5.000%, 4/01/33 – BAM Insured	4/26 at 100.00	AA	1,217,120
1,000	5.000%, 4/01/34 – BAM Insured	4/26 at 100.00	AA	1,214,030
1,000	5.000%, 4/01/35 – BAM Insured	4/26 at 100.00	AA	1,210,500
1,500	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson Energy Center Project, Series 2013, 5.750%, 7/01/38	7/23 at 100.00	A-	1,730,805
	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A:
1,395	5.000%, 12/01/22	No Opt. Call	A3	1,529,729
1,265	5.000%, 12/01/23	12/22 at 100.00	A3	1,387,452
480	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/28 – AGC Insured	3/20 at 100.00	AA	492,168
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
2,480	5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	2,793,298
1,065	5.250%, 7/01/31 – AGM Insured	No Opt. Call	AA	1,195,143
1,595	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	3/20 at 100.00	CCC	1,502,139
2,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37	9/22 at 100.00	A	2,190,900
2,250	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40	9/25 at 100.00	A	2,650,882
1,535	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2011A, 5.000%, 9/01/28	9/21 at 100.00	A	1,625,642
2,500	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	A	2,743,950
32,340	Total Utilities			36,720,837
	Water and Sewer – 3.9%
130	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	141,349
600	Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series 2017, 5.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	760,152

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	$113,508
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
1,750	5.000%, 7/01/28	7/23 at 100.00	A-	1,947,558
500	5.250%, 7/01/33	7/23 at 100.00	A-	558,510
2,000	5.500%, 7/01/43	7/23 at 100.00	A-	2,235,440
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
370	5.000%, 7/01/36	7/26 at 100.00	A-	436,489
2,580	5.000%, 1/01/46	7/26 at 100.00	A-	2,995,974
	Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series 2019A:
475	3.000%, 10/01/28	10/26 at 100.00	Aa3	528,005
355	3.000%, 10/01/29	10/26 at 100.00	Aa3	393,084
780	3.000%, 10/01/30	10/26 at 100.00	Aa3	855,387
580	3.000%, 10/01/31	10/26 at 100.00	Aa3	630,825
10,220	Total Water and Sewer			11,596,281
$248,135	Total Municipal Bonds (cost $262,908,243)			277,996,715

Shares	Description (1)	Value
	COMMON STOCKS – 0.8%
	Electric Utilities – 0.8%
89,263	Energy Harbor Corp, (5), (6)	$2,543,984
	Total Common Stocks (cost $2,656,094)	2,543,984
	Total Long-Term Investments (cost $265,564,337)	280,540,699
	Other Assets Less Liabilities – 5.1%	14,933,810
	Net Assets – 100%	$295,474,509

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$277,996,715	$ —	$277,996,715
Common Stocks	—	2,543,984	—	2,543,984
Total	$ —	$280,540,699	$ —	$280,540,699

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Common Stock received as part of the bankruptcy settlement for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(6)	For fair value measurement disclosure purposes, investment classified as Level 2.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 106.1%
	MUNICIPAL BONDS – 106.1%
	Education and Civic Organizations – 14.0%
$155	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017, 5.000%, 3/01/39	3/27 at 100.00	N/R	$170,424
50	Eastern Kentucky University, General Receipts Bonds, Refunding Series 2012A, 5.000%, 4/01/20	No Opt. Call	A1	50,153
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,500	5.000%, 7/01/40	7/25 at 100.00	BBB+	2,798,350
3,750	5.000%, 1/01/45	7/25 at 100.00	BBB+	4,185,600
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2014A:
900	5.000%, 6/01/22 (AMT)	No Opt. Call	A	972,594
700	5.000%, 6/01/23 (AMT)	No Opt. Call	A	780,332
400	5.000%, 6/01/24 (AMT)	No Opt. Call	A	459,088
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Series 2019A:
1,000	5.000%, 6/01/28 (AMT)	No Opt. Call	A	1,261,160
700	5.000%, 6/01/29 (AMT)	No Opt. Call	A	898,758
	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc Project, Refunding & Improvement Series 2015:
1,790	5.000%, 5/01/31	5/25 at 100.00	Baa3	2,005,230
1,210	5.000%, 5/01/40	5/25 at 100.00	Baa3	1,337,728
	Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125	5.000%, 3/01/26	3/25 at 100.00	A1	1,338,694
1,075	5.000%, 3/01/27	3/25 at 100.00	A1	1,278,852
4,000	University of Kentucky, General Receipts Bonds, Refunding Series 2015B, 5.000%, 10/01/27	4/25 at 100.00	AA	4,813,680
4,535	University of Kentucky, General Receipts Bonds, Refunding Series 2018A, 4.000%, 10/01/32	4/26 at 100.00	AA	5,228,175
2,000	University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%, 4/01/29	4/25 at 100.00	AA	2,387,300
250	University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%, 4/01/32	4/25 at 100.00	AA	297,965
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2011A:
150	5.000%, 9/01/20	No Opt. Call	A+	153,019
2,005	5.000%, 9/01/26	9/21 at 100.00	A+	2,115,696
1,200	5.000%, 9/01/27	9/21 at 100.00	A+	1,265,700
1,910	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2012A, 5.000%, 9/01/25	9/21 at 100.00	A+	2,016,616

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,500	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2016C, 4.000%, 9/01/28	3/26 at 100.00	A+	$2,874,775
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2016D:
1,155	5.000%, 3/01/31	9/26 at 100.00	A+	1,418,097
3,450	5.000%, 3/01/32	9/26 at 100.00	A+	4,222,903
	Western Kentucky University, General Receipts Revenue Bonds, Refunding Series 2016A:
2,690	5.000%, 9/01/25	No Opt. Call	A1	3,253,044
2,820	5.000%, 9/01/26	9/25 at 100.00	A1	3,405,545
44,020	Total Education and Civic Organizations			50,989,478
	Health Care – 18.6%
10,295	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 3.000%, 2/01/40 – AGM Insured	2/30 at 100.00	AA	10,724,919
	Glasgow, Kentucky, Healthcare Revenue Bonds, TJ Samson Community Hospital Project, Series 2011:
100	5.350%, 2/01/24	8/21 at 100.00	BBB	104,433
2,000	6.375%, 2/01/35	8/21 at 100.00	BBB	2,114,400
3,310	6.450%, 2/01/41	8/21 at 100.00	BBB	3,492,315
8,000	Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Inc, Refunding Series 2016, 5.000%, 5/01/39	5/26 at 100.00	AA	9,554,240
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011:
3,500	5.000%, 8/15/42	8/21 at 100.00	A	3,663,590
3,645	5.250%, 8/15/46	8/21 at 100.00	A	3,832,171
3,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2017B, 5.000%, 8/15/41	8/27 at 100.00	A	3,580,800
500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41	6/27 at 100.00	Baa3	601,805
	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100	5.000%, 8/01/37	8/29 at 100.00	BBB+	126,641
100	5.000%, 8/01/38	8/29 at 100.00	BBB+	126,242
2,500	5.000%, 8/01/44	8/29 at 100.00	BBB+	3,112,500
7,000	5.000%, 8/01/49	8/29 at 100.00	BBB+	8,658,090
2,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016, 5.000%, 8/01/37	8/26 at 100.00	Ba2	2,279,740
7,500	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	N/R	7,824,600
3,250	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/35	4/23 at 100.00	A+	3,556,865

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A:
$1,980	5.000%, 10/01/33	10/22 at 100.00	A+	$2,155,646
2,000	5.000%, 10/01/37	10/22 at 100.00	A+	2,167,360
60,780	Total Health Care			67,676,357
	Housing/Multifamily – 0.3%
1,060	Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/23)	5/20 at 100.00	N/R	1,061,866
	Housing/Single Family – 0.3%
	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2011B:
150	3.000%, 1/01/21	No Opt. Call	AAA	152,754
485	3.000%, 7/01/21	No Opt. Call	AAA	499,065
465	3.100%, 7/01/22	7/21 at 100.00	AAA	479,289
1,100	Total Housing/Single Family			1,131,108
	Tax Obligation/Limited – 30.2%
	Barren County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2015:
1,250	5.000%, 8/01/24	No Opt. Call	A1	1,469,812
1,760	5.000%, 8/01/25	2/25 at 100.00	A1	2,086,638
1,545	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	1,566,367
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
8,500	5.000%, 9/01/43	9/28 at 100.00	A2	10,497,160
10,400	5.000%, 9/01/48	9/28 at 100.00	A2	12,761,736
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Subordinate Series 2018B:
1,050	5.000%, 9/01/24	No Opt. Call	A3	1,214,976
1,435	5.000%, 9/01/25	No Opt. Call	A3	1,704,149
1,485	5.000%, 9/01/26	No Opt. Call	A3	1,803,874
555	5.000%, 9/01/28	No Opt. Call	A3	703,041
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A:
13,650	4.000%, 12/01/41 – AGM Insured (UB) (4)	12/27 at 100.00	AA	15,430,643
4,100	5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	4,942,345
4,985	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/24	No Opt. Call	A1	5,865,301

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series 2017:
$7,000	5.000%, 4/01/32 (UB) (4)	4/27 at 100.00	A1	$8,652,980
6,000	5.000%, 4/01/38	4/27 at 100.00	A1	7,276,500
2,500	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018, 5.000%, 5/01/30	5/28 at 100.00	A1	3,178,575
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A:
1,250	5.000%, 7/01/30	7/22 at 100.00	Aa3	1,360,237
6,740	5.000%, 7/01/31	7/22 at 100.00	Aa3	7,334,401
5,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28 (UB) (4)	7/27 at 100.00	Aa3	6,301,550
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2017A:
1,930	5.000%, 7/01/33 (UB) (4)	7/27 at 100.00	Aa3	2,401,190
550	5.000%, 7/01/36 (UB) (4)	7/27 at 100.00	Aa3	679,850
500	5.000%, 7/01/37 (UB) (4)	7/27 at 100.00	Aa3	616,645
3,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29	6/21 at 100.00	A1	3,144,240
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
8,109	4.500%, 7/01/34	7/25 at 100.00	N/R	8,924,684
89	4.550%, 7/01/40	7/28 at 100.00	N/R	100,363
93,383	Total Tax Obligation/Limited			110,017,257
	Transportation – 9.8%
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2016:
1,635	5.000%, 1/01/25	No Opt. Call	A1	1,951,634
1,855	5.000%, 1/01/30	1/26 at 100.00	A1	2,254,140
1,750	5.000%, 1/01/31	1/26 at 100.00	A1	2,121,192
2,730	5.000%, 1/01/33	1/26 at 100.00	A1	3,298,823
4,320	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%, 1/01/49	1/29 at 100.00	A1	5,429,074
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B:
2,000	0.000%, 7/01/23	No Opt. Call	Baa3	1,885,460
700	0.000%, 7/01/32	7/28 at 76.98	Baa3	433,566
1,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/39 (5)	7/31 at 100.00	Baa3	1,203,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
$250	5.750%, 7/01/49	7/23 at 100.00	Baa3	$284,332
11,500	6.000%, 7/01/53	7/23 at 100.00	Baa3	13,201,770
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,555	5.000%, 7/01/31 (AMT)	7/24 at 100.00	A+	1,794,035
1,500	5.000%, 7/01/32 (AMT)	7/24 at 100.00	A+	1,728,525
30,795	Total Transportation			35,585,901
	U.S. Guaranteed – 12.9% (6)
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
3,925	5.500%, 6/01/21 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3	3,969,196
165	6.375%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3	167,206
5,150	6.500%, 3/01/45 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3	5,220,298
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2008-A2:
3,505	0.000%, 12/01/22 – AGC Insured (ETM)	No Opt. Call	A3	3,411,276
3,750	0.000%, 12/01/23 – AGC Insured (ETM)	No Opt. Call	A3	3,607,125
10,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	11,202,800
2,750	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/30 (Pre-refunded 2/01/22)	2/22 at 100.00	AAA	2,972,420
500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A, 5.000%, 7/01/24 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa3	548,575
	Lexington-Fayette Urban County Government, Kentucky, General Airport Revenue Refunding Bonds, Series 2012B:
1,215	5.000%, 7/01/29 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	AA	1,328,590
1,100	5.000%, 7/01/31 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	AA	1,202,839
1,000	5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	AA	1,097,150
3,320	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+	3,615,513
8,000	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 5.000%, 11/01/26 (Pre-refunded 11/01/22)	11/22 at 100.00	A+	8,864,960
44,380	Total U.S. Guaranteed			47,207,948
	Utilities – 5.7%
3,375	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%, 2/01/26 (AMT)	12/23 at 100.00	A1	3,627,315
440	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	443,419

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.850%, 10/01/33 (Mandatory Put 4/01/21)	No Opt. Call	A1	$1,008,870
2,000	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/33 – AGM Insured	10/26 at 100.00	AA	2,455,200
5	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	3/20 at 100.00	AA	5,012
	Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015:
225	5.000%, 11/01/21 – AGM Insured	No Opt. Call	AA	239,132
1,000	5.000%, 11/01/25 – AGM Insured	5/25 at 100.00	AA	1,171,780
1,100	5.000%, 11/01/34 – AGM Insured	5/25 at 100.00	AA	1,299,078
1,635	5.000%, 11/01/37 – AGM Insured	5/25 at 100.00	AA	1,919,228
4,250	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A3	4,727,233
2,840	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A1	3,208,348
	Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds, Refunding Series 2015A:
380	5.000%, 8/01/22 – BAM Insured	No Opt. Call	AA	414,599
405	5.000%, 8/01/24 – BAM Insured	No Opt. Call	AA	468,237
18,655	Total Utilities			20,987,451
	Water and Sewer – 14.3%
5,705	Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019, 4.000%, 6/01/49 – AGM Insured	6/26 at 100.00	AA	6,313,153
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Tender Option Bond Trust 3443 As of 6/4/2015 Converted to Trust 2015-XF2109:
1,330	14.735%, 2/01/25, 144A (IF) (4)	No Opt. Call	AAA	2,406,901
1,070	14.760%, 2/01/26, 144A (IF) (4)	2/25 at 100.00	AAA	1,938,177
2,525	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Refunding Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	3,139,307
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2018A:
4,265	5.000%, 2/01/30 (UB) (4)	2/28 at 100.00	AAA	5,599,305
5,000	5.000%, 2/01/31 (UB) (4)	2/28 at 100.00	AAA	6,538,400
2,570	Lexington-Fayette Urban County Government, Kentucky, Sewer System Revenue Bonds, Series 2019, 4.000%, 4/01/31	4/29 at 100.00	AA+	3,147,659
7,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2011A, 5.000%, 5/15/28	11/21 at 100.00	AA	8,019,000
3,730	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2018A, 4.000%, 5/15/37	5/28 at 100.00	AA	4,385,436
1,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2013A, 4.000%, 5/15/36	5/23 at 100.00	AA	1,092,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2014A:
$795	5.000%, 5/15/27	11/24 at 100.00	AA	$946,265
1,785	4.000%, 5/15/40	11/24 at 100.00	AA	2,003,127
	Northern Kentucky Water District, Revenue Bonds, Series 2012:
2,690	5.000%, 2/01/22	No Opt. Call	Aa2	2,905,980
3,495	5.000%, 2/01/26	2/22 at 100.00	Aa2	3,770,860
43,460	Total Water and Sewer			52,206,420
$337,633	Total Long-Term Investments (cost $356,439,158)			386,863,786
	Floating Rate Obligations – (8.2)%			(29,845,000)
	Other Assets Less Liabilities – 2.1%			7,698,148
	Net Assets – 100%			$364,716,934
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$386,863,786	$ —	$386,863,786

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.2%
	MUNICIPAL BONDS – 100.2%
	Consumer Staples – 1.8%
$3,030	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A, 6.000%, 6/01/34	3/20 at 100.00	B-	$3,093,145
2,215	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	3/20 at 100.00	B2	2,239,254
5,245	Total Consumer Staples			5,332,399
	Education and Civic Organizations – 25.4%
1,480	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Aa3	1,736,913
	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2019:
1,165	5.000%, 10/01/33	10/29 at 100.00	Aa3	1,537,276
2,020	5.000%, 10/01/34	10/29 at 100.00	Aa3	2,660,138
3,835	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	AA	4,394,258
	Ferris State University, Michigan, General Revenue Bonds, Refunding Series 2016:
2,695	5.000%, 10/01/34	10/26 at 100.00	A+	3,269,574
2,000	5.000%, 10/01/41	10/26 at 100.00	A+	2,394,540
350	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	413,595
	Grand Valley State University, Michigan, General Revenue Bonds, Series 2017:
250	5.000%, 12/01/30	12/24 at 100.00	A+	293,525
250	5.000%, 12/01/32	12/24 at 100.00	A+	292,895
415	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019, 3.250%, 2/01/24	No Opt. Call	BB+	421,557
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc Project, Series 2010A, 6.125%, 9/01/40	9/20 at 100.00	BB	1,006,680
500	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 7.750%, 10/01/30	10/21 at 100.00	BB+	530,185
830	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/31	10/21 at 100.00	B	817,044
4,670	Michigan State University, General Revenue Bonds, Series 2015A, 5.000%, 8/15/40	8/25 at 100.00	AA	5,544,271
1,835	Michigan State University, General Revenue Bonds, Taxable Series 2019A, 5.000%, 2/15/48	2/29 at 100.00	AA	2,326,651
1,800	Michigan Technological University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	A1	2,142,522

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Northern Michigan University, General Revenue Bonds, Series 2018A:
$500	5.000%, 12/01/32	6/28 at 100.00	A1	$636,760
400	5.000%, 12/01/34	6/28 at 100.00	A1	506,800
3,250	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/47	3/26 at 100.00	A1	3,873,187
4,990	Oakland University, Michigan, General Revenue Bonds, Series 2019, 5.000%, 3/01/50	3/29 at 100.00	A1	6,233,259
515	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A1	623,583
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
5,000	4.000%, 4/01/26	No Opt. Call	AAA	5,958,250
1,000	5.000%, 4/01/34	4/27 at 100.00	AAA	1,263,830
1,190	5.000%, 4/01/35	4/27 at 100.00	AAA	1,501,709
3,000	5.000%, 4/01/36	4/27 at 100.00	AAA	3,778,680
3,345	5.000%, 4/01/47	4/27 at 100.00	AAA	4,145,960
2,800	5.000%, 4/01/47 (UB) (4)	4/27 at 100.00	AAA	3,470,460
3,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	3,464,280
	University of Michigan, General Revenue Bonds, Series 2015:
2,275	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	2,768,880
800	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	965,400
3,090	Wayne State University, Michigan, General Revenue Bonds, Series 2019A, 5.000%, 11/15/36	11/29 at 100.00	Aa3	4,012,180
650	Western Michigan University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45	5/25 at 100.00	Aa3	764,471
60,900	Total Education and Civic Organizations			73,749,313
	Health Care – 6.4%
1,000	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA	1,053,720
720	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A+	835,358
2,335	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016, 5.000%, 11/15/41	11/26 at 100.00	A	2,835,811
3,085	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 4.000%, 11/15/50	11/29 at 100.00	A	3,580,112
1,875	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39	6/24 at 100.00	A+	2,130,525
1,250	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A+	1,439,675
3,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49	12/29 at 100.00	AA-	3,523,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
$1,670	5.000%, 11/01/25	11/22 at 100.00	A+	$1,846,836
1,250	5.000%, 11/01/42	11/22 at 100.00	A+	1,357,888
16,185	Total Health Care			18,603,425
	Tax Obligation/General – 28.0%
1,350	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25	No Opt. Call	Aa2	1,635,025
2,590	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47	5/27 at 100.00	AA	3,138,329
1,000	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligaiton Bonds, Refunding & School Building & Site Series 2018, 5.000%, 5/01/36	5/28 at 100.00	Aa1	1,269,590
	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligaiton Bonds, Refunding & School Building & Site Series 2019:
875	5.000%, 5/01/41	5/29 at 100.00	Aa1	1,118,014
1,310	5.000%, 5/01/43	5/29 at 100.00	Aa1	1,662,390
1,515	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA	1,740,099
850	Chelsea School District, Washtenaw and Jackson, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39 (WI/DD, Settling 3/19/20)	5/30 at 100.00	AA	1,110,763
290	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/25 – BHAC Insured	No Opt. Call	AA+	325,418
1,575	East Lansing School District, Ingham and Clinton Counties, Michigan, General Obligation Bonds, Building & Site Series 2020II, 5.000%, 5/01/44	5/30 at 100.00	AA	2,031,010
2,000	East Lansing School District, Ingham County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/39	5/27 at 100.00	AA	2,460,100
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
4,325	5.000%, 5/01/29 – AGM Insured	5/26 at 100.00	AA	5,310,668
2,055	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	2,476,891
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019:
1,000	5.000%, 11/01/36 – AGM Insured	5/29 at 100.00	AA	1,297,000
1,750	5.000%, 11/01/37 – AGM Insured	5/29 at 100.00	AA	2,262,382
1,500	5.000%, 11/01/41 – AGM Insured	5/29 at 100.00	AA	1,915,560
1,250	5.000%, 11/01/42 – AGM Insured	5/29 at 100.00	AA	1,591,550
1,060	Homer Community School District, Calhourn, Jackson, Hillsdale and Branch Counties, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/41	5/21 at 100.00	AA	1,115,809
3,000	Jackson Public Schools, Jackson County, Michigan, General Obligation Bonds, School Building & Site Series 2018, 5.000%, 5/01/42	5/28 at 100.00	Aa1	3,732,210

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017:
$500	5.000%, 4/01/26	No Opt. Call	AA+	$618,425
500	5.000%, 4/01/31	4/27 at 100.00	AA+	633,610
	Kent County, Michigan, General Obligation Bonds, Limited Tax Refunding Series 2019:
500	4.000%, 12/01/29	No Opt. Call	AAA	632,360
955	4.000%, 12/01/30	No Opt. Call	AAA	1,225,628
1,075	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/35	1/25 at 100.00	AAA	1,262,039
	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015:
1,500	5.000%, 1/01/31	1/25 at 100.00	AAA	1,771,785
2,000	5.000%, 1/01/37	1/25 at 100.00	AAA	2,339,800
1,750	Lakeview School District, Calhoun County, Michigan, General Obligation Bonds, School Building & Site Series 2016, 5.000%, 5/01/42	5/26 at 100.00	AA	2,107,525
185	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Series 2017, 5.000%, 5/01/31	11/27 at 100.00	AA	238,630
1,050	Macomb Interceptor Drain Drainage District, Macomb County, Michigan, General Obligation Bonds, Refunding Clintondale Pump Station Improvements Series 2020, 5.000%, 5/01/31	No Opt. Call	AA+	1,453,505
	Marquette, Michigan, General Obligation Bonds, Refunding & Limited Obligation Series 2017:
230	4.000%, 5/01/25	No Opt. Call	AA	265,070
375	4.000%, 5/01/28	5/27 at 100.00	AA	453,083
550	4.000%, 5/01/29	5/27 at 100.00	AA	655,089
265	4.000%, 5/01/31	5/27 at 100.00	AA	308,227
215	4.000%, 5/01/32	5/27 at 100.00	AA	249,514
1,000	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	1,251,360
1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa1	1,074,440
2,500	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2016A, 5.000%, 5/01/25	No Opt. Call	Aa1	3,032,050
	Muskegon County, Michigan, General Obligation Water Supply System Bonds, Refunding Series 2015:
550	5.000%, 11/01/33	11/25 at 100.00	AA	666,666
1,290	5.000%, 11/01/36	11/25 at 100.00	AA	1,557,082
1,175	Novi Community School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/44 (WI/DD, Settling 3/03/20)	5/30 at 100.00	Aa2	1,527,841
1,100	Ottawa County, Michigan, General Obligation Bonds, Sewer Disposal System, Series 2010, 5.000%, 5/01/37	5/20 at 100.00	Aaa	1,106,380
3,120	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019I, 5.000%, 5/01/46	5/29 at 100.00	AA	3,927,674

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$600	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2014, 5.000%, 5/01/21	No Opt. Call	Aa2	$629,346
1,095	Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax Series 2018, 5.000%, 4/01/43	4/28 at 100.00	AA+	1,366,757
1,915	South Haven Public Schools, Van Buren Couty, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	2,212,744
3,115	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44	5/29 at 100.00	Aa1	3,974,615
4,000	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44	5/29 at 100.00	Aa2	5,068,960
3,150	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	3,527,086
66,555	Total Tax Obligation/General			81,330,099
	Tax Obligation/Limited – 11.7%
2,935	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	3,307,540
1,450	Jackson, Jackson County, Michigan, Downtown Development Bonds, Series 2001, 0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	1,426,988
1,000	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	1,122,850
4,070	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1, 5.000%, 10/01/39	10/24 at 100.00	AA-	4,727,101
2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	2,390,240
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I:
1,540	5.000%, 4/15/36	10/26 at 100.00	Aa2	1,893,599
3,450	5.000%, 4/15/41	10/26 at 100.00	Aa2	4,200,582
1,000	5.000%, 10/15/46	10/26 at 100.00	Aa2	1,204,030
520	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I, 5.000%, 4/15/36	10/29 at 100.00	Aa2	686,260
	Michigan State Trunk Line Fund Bonds, Series 2011:
1,015	5.000%, 11/15/33	11/21 at 100.00	AA+	1,084,162
700	5.000%, 11/15/36	11/21 at 100.00	AA+	746,837
685	Michigan State Trunk Line Fund Refunding Bonds, Refunding Series 2015, 5.000%, 11/15/22	No Opt. Call	AA+	762,275
1,500	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	AA+	1,783,800
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
5,530	4.500%, 7/01/34	7/25 at 100.00	N/R	6,086,263
2,201	4.550%, 7/01/40	7/28 at 100.00	N/R	2,482,002
29,596	Total Tax Obligation/Limited			33,904,529

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 2.9%
$1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (AMT)	No Opt. Call	A1	$1,070,610
1,250	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	A1	1,555,325
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000	5.000%, 12/01/37	12/22 at 100.00	A1	2,202,260
1,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	1,100,850
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36	12/28 at 100.00	A1	2,575,820
7,250	Total Transportation			8,504,865
	U.S. Guaranteed – 9.2% (5)
690	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29 (Pre-refunded 5/01/22)	5/22 at 100.00	Aa1	752,273
450	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance Health, Refunding Series 2010A, 5.000%, 6/01/37 (Pre-refunded 6/01/20) – AGM Insured	6/20 at 100.00	AA	454,689
	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Refunding Series 2011C:
2,135	5.000%, 1/15/31 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	2,301,615
365	5.000%, 1/15/42 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	393,485
525	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.000%, 7/01/34 (Pre-refunded 7/01/21)	7/21 at 100.00	AA-	554,274
	Lansing Board of Water and Light, Michigan, Utility System Rvenue Bonds, Tender Option Bond Trust 2016-XF0394:
250	14.845%, 7/01/37 (Pre-refunded 7/01/21), 144A (IF) (4)	7/21 at 100.00	AA-	305,763
800	14.845%, 7/01/37 (Pre-refunded 7/01/21), 144A (IF) (4)	7/21 at 100.00	AA-	978,440
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	3,277,560
7,500	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/47 (Pre-refunded 12/01/22)	12/22 at 100.00	AA-	8,346,825
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
10	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	10,722
2,295	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA-	2,462,856
365	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	404,230
4,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R	3,859,400
500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	512,315

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA-	$2,185,040
24,885	Total U.S. Guaranteed			26,799,487
	Utilities – 6.7%
1,875	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A, 5.000%, 7/01/31	7/21 at 100.00	AA	1,974,956
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Refunding Series 2017A:
1,250	5.000%, 7/01/31	7/27 at 100.00	AA-	1,584,688
1,000	5.000%, 7/01/32	7/27 at 100.00	AA-	1,265,610
3,335	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/48	7/29 at 100.00	AA-	4,235,016
	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/29	7/26 at 100.00	AA-	1,235,170
1,230	5.000%, 7/01/32	7/26 at 100.00	AA-	1,506,233
1,000	5.000%, 7/01/33	7/26 at 100.00	AA-	1,221,130
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,163,320
2,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Refunding Series 2011, 5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	2,066,080
1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	Aa3	1,144,900
16,690	Total Utilities			19,397,103
	Water and Sewer – 8.1%
850	Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue Bonds, Series 2018, 5.000%, 4/01/43 – AGM Insured	4/28 at 100.00	AA	1,035,861
1,500	Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue Bonds, Improvement & Refunding Series 2020, 4.000%, 1/01/50	1/30 at 100.00	AA	1,770,795
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,500	5.000%, 1/01/35	1/24 at 100.00	AA	1,721,040
800	5.000%, 1/01/39	1/24 at 100.00	AA	923,512
350	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement Series 2012, 5.000%, 1/01/32	1/23 at 100.00	AA	388,416
1,655	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	AA	2,042,651
1,250	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 1/01/41	1/26 at 100.00	AA	1,490,912
1,500	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2018, 5.000%, 1/01/43	1/28 at 100.00	AA	1,871,055

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding Series 2015:
$1,000	5.000%, 1/01/33	1/25 at 100.00	AA	$1,181,410
1,000	5.000%, 1/01/35	1/25 at 100.00	AA	1,177,660
1,800	Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds, Refunding Series 2018B, 5.000%, 10/01/39	10/28 at 100.00	AAA	2,325,222
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,733,130
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,404,256
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-2, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	AA	3,531,030
245	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	3/20 at 100.00	AAA	245,777
500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2011A, 5.000%, 7/01/31 – AGM Insured	8/21 at 100.00	AA	529,190
19,670	Total Water and Sewer			23,371,917
$246,976	Total Long-Term Investments (cost $268,429,983)			290,993,137
	Floating Rate Obligations – (1.6)%			(4,700,000)
	Other Assets Less Liabilities – 1.4%			4,247,192
	Net Assets – 100%			$290,540,329
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$290,993,137	$ —	$290,993,137

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.2%
	MUNICIPAL BONDS – 99.2%
	Consumer Staples – 2.3%
$3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (AMT)	3/20 at 100.00	AA-	$3,008,250
8,840	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc, Series 1999, 5.200%, 3/15/29 (AMT)	No Opt. Call	AA-	11,551,317
11,840	Total Consumer Staples			14,559,567
	Education and Civic Organizations – 11.1%
1,200	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	1,362,252
1,000	Health and Educational Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2018 A, 4.000%, 10/01/38	10/28 at 100.00	A+	1,154,270
1,055	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Refunding Series 2019, 5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,290,244
1,025	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	A1	1,154,130
2,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/47	6/27 at 100.00	A1	2,420,300
3,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	3,287,970
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
2,295	4.000%, 10/01/34	10/29 at 100.00	A	2,698,713
2,510	4.000%, 10/01/36	10/29 at 100.00	A	2,937,704
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
575	3.500%, 10/01/22	No Opt. Call	BBB-	594,510
3,470	5.000%, 10/01/33	10/22 at 100.00	BBB-	3,676,291
2,255	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	2,563,958
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St Louis Project, Series 2015, 5.000%, 6/15/44	6/25 at 100.00	BBB+	1,132,380
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A:
3,700	5.000%, 10/01/38	10/25 at 100.00	AA-	4,405,442
7,920	4.000%, 10/01/42	10/25 at 100.00	AA-	8,762,926

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A:
$600	4.000%, 10/01/36	4/27 at 100.00	AA-	$688,944
5,690	5.000%, 10/01/42	4/27 at 100.00	AA-	6,913,748
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A:
3,390	5.000%, 10/01/46	4/29 at 100.00	AA-	4,274,315
6,665	4.000%, 10/01/48	4/29 at 100.00	AA-	7,675,547
6,600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AA+	7,039,296
1,150	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Refunding Series 2017, 4.000%, 4/01/34	4/27 at 100.00	Baa1	1,234,203
	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2019A:
260	4.000%, 10/01/31	10/27 at 100.00	A+	299,125
285	4.000%, 10/01/32	10/27 at 100.00	A+	326,396
500	4.000%, 10/01/33	10/27 at 100.00	A+	569,620
400	4.000%, 10/01/34	10/27 at 100.00	A+	454,632
1,625	Saint Louis Community College District, Saint Louis County, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/36	4/27 at 100.00	AA	1,871,090
1,000	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	3/20 at 100.00	N/R	1,000,390
1,000	Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40	10/23 at 100.00	N/R	1,047,740
860	Truman State University, Missouri, Housing System Revenue Bonds, Refunding Series 2015, 3.750%, 6/01/33	6/23 at 100.00	A1	912,589
63,030	Total Education and Civic Organizations			71,748,725
	Health Care – 22.1%
675	Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County Hospital Project, Series 2017B, 3.650%, 7/01/27	7/23 at 100.00	N/R	703,849
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,455	5.000%, 8/01/29	8/26 at 100.00	BBB	1,602,784
1,000	5.000%, 8/01/30	8/26 at 100.00	BBB	1,097,830
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A:
530	3.375%, 6/01/28	6/22 at 100.00	AA	552,260
4,000	5.000%, 6/01/33	6/22 at 100.00	AA	4,331,920
2,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2016, 5.000%, 6/01/39	6/26 at 100.00	AA	2,382,760
1,400	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	1,610,756

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
$1,325	5.000%, 3/01/31	3/27 at 100.00	BBB-	$1,578,724
1,210	5.000%, 3/01/32	3/27 at 100.00	BBB-	1,437,891
1,645	5.000%, 3/01/36	3/27 at 100.00	BBB-	1,940,245
	Clinton County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Cameron Regional Medical Center, Inc, Series 2017B:
660	4.300%, 12/01/33	12/25 at 100.00	N/R	711,289
655	4.400%, 12/01/34	12/25 at 100.00	N/R	706,300
385	4.500%, 12/01/35	12/25 at 100.00	N/R	415,500
	Clinton County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Cameron Regional Medical Center, Series 2017C:
700	4.400%, 12/01/35	12/25 at 100.00	N/R	750,638
1,000	4.500%, 12/01/36	12/25 at 100.00	N/R	1,072,690
270	4.600%, 12/01/37	12/25 at 100.00	N/R	289,067
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
1,170	4.000%, 10/01/31	10/27 at 100.00	A-	1,324,838
1,220	4.000%, 10/01/32	10/27 at 100.00	A-	1,376,111
2,450	5.000%, 10/01/47	10/27 at 100.00	A-	2,898,742
1,560	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35	2/24 at 100.00	A	1,764,532
	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2020A:
290	5.000%, 2/15/29	No Opt. Call	A	369,301
310	5.000%, 2/15/30	No Opt. Call	A	403,028
	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2016:
1,060	4.000%, 11/15/33	5/26 at 100.00	A+	1,191,366
4,030	5.000%, 11/15/34	5/26 at 100.00	A+	4,894,475
4,335	5.000%, 11/15/35	5/26 at 100.00	A+	5,256,664
1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 5.000%, 11/15/43	5/28 at 100.00	A+	1,226,910
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44	1/24 at 100.00	AA	1,112,300
5,890	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	6,488,071
9,125	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48)	1/28 at 100.00	AA	10,234,144
2,160	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 5.000%, 11/01/27	11/20 at 100.00	Baa2	2,210,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
$1,450	5.000%, 11/15/44	11/23 at 100.00	A2	$1,633,541
2,980	5.000%, 11/15/48	11/23 at 100.00	A2	3,313,909
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200	5.000%, 11/15/32	11/25 at 100.00	A2	2,615,910
2,400	5.000%, 11/15/39	11/25 at 100.00	A2	2,800,800
3,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A, 4.000%, 11/15/49	5/29 at 100.00	A2	3,453,630
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012:
1,000	3.875%, 2/15/32	2/22 at 100.00	AA-	1,040,550
3,035	5.000%, 2/15/37	2/22 at 100.00	AA-	3,226,964
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F:
845	5.000%, 11/15/45	11/24 at 100.00	AA-	978,324
2,300	4.250%, 11/15/48	11/24 at 100.00	AA-	2,535,980
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
1,000	4.000%, 11/15/36	11/27 at 100.00	AA-	1,175,850
2,160	4.000%, 11/15/37	11/27 at 100.00	AA-	2,532,427
5,295	4.000%, 11/15/47	11/27 at 100.00	AA-	6,080,143
2,750	5.000%, 11/15/47	11/27 at 100.00	AA-	3,404,775
1,330	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2018A, 5.000%, 6/01/30	12/28 at 100.00	AA-	1,743,883
1,930	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/44	2/29 at 100.00	AA-	2,228,687
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Anthony's Medical Center, Series 2015B, 5.000%, 2/01/45	8/25 at 100.00	AA-	1,159,440
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25	12/21 at 100.00	A+	2,129,740
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2015B:
500	3.500%, 12/01/32	6/25 at 100.00	A+	550,365
2,000	5.000%, 12/01/33	6/25 at 100.00	A+	2,373,460
500	3.625%, 12/01/34	6/25 at 100.00	A+	552,085
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2019:
1,100	4.000%, 12/01/35	6/29 at 100.00	A+	1,299,265
2,000	4.000%, 12/01/37	6/29 at 100.00	A+	2,344,880

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A:
$2,000	5.000%, 6/01/31	6/24 at 100.00	AA-	$2,302,480
1,000	4.000%, 6/01/32	6/24 at 100.00	AA-	1,092,080
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2018A:
1,000	4.000%, 6/01/48	6/28 at 100.00	AA-	1,134,460
1,500	5.000%, 6/01/48	6/28 at 100.00	AA-	1,829,355
	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, Saint Luke's Health System, Series 2010A:
550	5.250%, 11/15/25	11/20 at 100.00	A+	565,823
2,540	5.000%, 11/15/30	11/20 at 100.00	A+	2,604,694
1,000	5.000%, 11/15/40	11/20 at 100.00	A+	1,024,900
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34	5/26 at 100.00	A+	3,365,640
2,940	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48	5/25 at 102.00	A+	3,205,952
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E Cox Medical Center, Series 1992H:
3,005	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A2	2,950,039
4,025	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A2	3,894,147
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
830	5.000%, 11/15/28	11/25 at 100.00	N/R	958,160
1,750	4.000%, 11/15/36	11/25 at 100.00	N/R	1,852,287
3,000	5.000%, 11/15/46	11/25 at 100.00	N/R	3,353,760
1,195	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,370,641
126,620	Total Health Care			142,614,231
	Housing/Multifamily – 0.2%
1,000	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%, 7/01/45	7/23 at 100.00	AA+	1,086,540
	Housing/Single Family – 0.3%
1,430	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-2, 3.800%, 11/01/37	11/26 at 100.00	AA+	1,585,241
415	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%, 11/01/34	5/25 at 100.00	AA+	453,860
1,845	Total Housing/Single Family			2,039,101
	Long-Term Care – 5.2%
3,110	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 4.000%, 5/01/33	5/25 at 100.00	N/R	3,216,922

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$900	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB	$1,055,007
2,000	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2014A, 5.250%, 8/15/39	8/24 at 100.00	BB+	2,195,740
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011:
1,025	5.750%, 2/01/31	2/21 at 100.00	BBB	1,068,245
2,750	6.000%, 2/01/41	2/21 at 100.00	BBB	2,874,025
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/44	2/24 at 100.00	BBB	1,653,390
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A:
1,000	5.000%, 2/01/36	2/26 at 100.00	BBB	1,167,470
1,000	5.000%, 2/01/46	2/26 at 100.00	BBB	1,149,440
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B:
700	5.000%, 2/01/34	2/26 at 100.00	BBB	819,539
3,350	5.000%, 2/01/46	2/26 at 100.00	BBB	3,850,624
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42	2/24 at 104.00	BBB	1,711,815
3,580	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C, 4.000%, 2/01/48	2/29 at 100.00	BBB	3,898,441
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012:
550	5.000%, 9/01/32	9/22 at 100.00	BB+	587,592
2,615	5.000%, 9/01/42	9/22 at 100.00	BB+	2,768,893
2,570	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	2,878,631
1,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2017, 5.000%, 9/01/48	9/27 at 100.00	BB+	1,149,990
1,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A, 5.125%, 9/01/48	9/25 at 103.00	BB+	1,148,390
350	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	388,378
30,500	Total Long-Term Care			33,582,532

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 14.1%
	Belton, Missouri, General Obligation Bonds, Refunding & Improvement Series 2011:
$930	5.000%, 3/01/29	3/21 at 100.00	N/R	$967,944
190	5.000%, 3/01/29	3/21 at 100.00	AA-	197,617
1,035	5.000%, 3/01/30	3/21 at 100.00	N/R	1,077,549
210	5.000%, 3/01/30	3/21 at 100.00	AA-	218,419
840	4.750%, 3/01/31	3/21 at 100.00	N/R	872,626
170	4.750%, 3/01/31	3/21 at 100.00	AA-	176,418
2,000	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012, 4.375%, 3/01/32	3/22 at 100.00	A+	2,136,240
	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2014:
960	5.000%, 3/01/33	3/22 at 100.00	N/R	1,038,221
40	5.000%, 3/01/33	3/22 at 100.00	AA-	43,128
3,745	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/23 at 100.00	AA-	4,041,604
3,665	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2018, 4.000%, 3/01/36	3/26 at 100.00	AA	4,157,833
	Clay County Reorganized School District R-II Smithville, Missouri, General Obligation Bonds, Refunding Series 2015:
2,000	4.000%, 3/01/35	3/27 at 100.00	AA+	2,311,440
1,160	4.000%, 3/01/36	3/27 at 100.00	AA+	1,338,072
3,000	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/25 at 100.00	Aa1	3,366,540
1,225	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36	3/26 at 100.00	Aa1	1,489,061
	Fort Osage Reorganized School District R-1, Jackson County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2017:
1,000	4.000%, 3/01/34	3/27 at 100.00	AA+	1,171,850
1,100	4.000%, 3/01/35	3/27 at 100.00	AA+	1,287,132
	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015:
1,500	4.000%, 3/01/31	3/24 at 100.00	AA+	1,672,185
1,000	4.000%, 3/01/32	3/24 at 100.00	AA+	1,112,970
1,800	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018, 5.000%, 3/01/36	3/27 at 100.00	AA+	2,245,842
1,000	Franklin County Reorganized School District R-XI Union, Missouri, General Obligation Bonds, Series 2020A, 5.000%, 3/01/36	3/25 at 100.00	AA+	1,186,040
2,000	Hazelwood School District, St Louis County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33	3/23 at 100.00	AA+	2,234,140
1,950	Independence School District, Jackson County, Missouri, General Obligation Bonds, Refunding Series 2017B, 5.500%, 3/01/32	3/27 at 100.00	AA+	2,533,498

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,435	Jackson County Center School District 58, Missouri, General Obligation Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/37	3/27 at 100.00	Aa1	$1,658,415
1,000	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2014, 5.000%, 3/01/32	3/24 at 100.00	AA+	1,157,030
	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2019A:
1,000	5.000%, 3/01/36	3/29 at 100.00	AA+	1,301,700
1,000	5.000%, 3/01/38	3/29 at 100.00	AA+	1,291,130
1,000	5.000%, 3/01/39	3/29 at 100.00	AA+	1,287,320
500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2013A, 5.000%, 3/01/31	3/21 at 100.00	AA-	520,810
1,140	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2018A, 5.500%, 3/01/37	3/29 at 100.00	AA+	1,556,157
1,000	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2019, 5.500%, 3/01/39	3/29 at 100.00	AA+	1,357,120
825	Johnson County School District R-VI Warrensburg, Missouri, General Obligation Bonds, Refunding Series 2019, 4.000%, 3/01/30	3/28 at 100.00	AA+	999,182
2,000	Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct Deposit Program Series 2017, 4.000%, 3/01/32	3/27 at 100.00	AA+	2,348,020
5,000	Kansas City, Missouri, General Obligation Bonds, Improvement & Refunding Series 2012A, 4.500%, 2/01/26	2/22 at 100.00	AA	5,351,950
	Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018A:
1,510	4.000%, 2/01/36	2/28 at 100.00	AA	1,777,874
1,000	4.000%, 2/01/37	2/28 at 100.00	AA	1,174,200
600	Maplewood Richmond Heights School District, St Louis County, Missouri, General Obligation Bonds, Refunding Series 2019, 4.000%, 3/01/30	3/27 at 100.00	AA-	706,656
	Marion County School District 60 Hannibal, Ralls and Marion County, Missouri, General Obligation Bonds, Series 2019:
1,050	5.000%, 3/01/31	3/24 at 100.00	AA+	1,215,511
2,000	5.000%, 3/01/39	3/24 at 100.00	AA+	2,290,220
	Marshfield, Missouri, General Obligation Bonds, Street Improvement Series 2018:
570	4.000%, 3/01/31	3/26 at 100.00	A+	648,335
325	5.000%, 3/01/34	3/26 at 100.00	A+	393,689
685	5.000%, 3/01/35	3/26 at 100.00	A+	828,288
	Nixa Public Schools, Christian County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding & School Building Series 2019:
1,000	4.000%, 3/01/36	3/27 at 100.00	AA+	1,163,550
1,000	4.000%, 3/01/37	3/27 at 100.00	AA+	1,162,870
550	Nixa Public Schools, Christian County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding Series 2019B, 4.000%, 3/01/34	3/30 at 100.00	AA+	673,106
500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding & Improvement Series 2014, 4.000%, 3/01/32	3/24 at 100.00	AA+	556,275

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, School Building Series 2014B, 5.000%, 3/01/34	3/24 at 100.00	AA-	$1,150,260
2,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, Series 2018, 5.000%, 3/01/37	3/26 at 100.00	AA-	2,413,200
1,500	Ozark Reorganized School District 6, Christian County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/34	3/23 at 100.00	AA+	1,626,810
2,000	Platte County School District Park Hill, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding Series 2017, 4.000%, 3/01/31	3/26 at 100.00	AA+	2,328,300
1,200	Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates of Participation, Series 2014, 5.000%, 3/01/33 – AGM Insured	3/24 at 100.00	AA	1,380,192
500	Saint Francois County School District R-7 Farmington, Missouri, General Obligation Bonds, Series 2020, 4.000%, 3/01/32 (WI/DD, settling 3/03/20)	3/25 at 100.00	AA+	566,075
1,000	Saint Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36	3/26 at 100.00	AA	1,215,560
985	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, School Building Series 2019, 4.000%, 3/01/35	3/29 at 100.00	AA	1,191,939
	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Series 2013:
1,000	5.000%, 3/01/32	3/23 at 100.00	AA+	1,120,550
1,000	5.000%, 3/01/33	3/23 at 100.00	AA+	1,119,920
1,000	Stoddard County Reorganized School District R-XI Dexter, Missouri, General Obligation Bonds, Series 2020, 5.000%, 3/01/29	3/25 at 100.00	AA+	1,184,430
1,500	Troy R3 School District, Lincoln County, Missouri, General Obligation Bonds, Series 2020, 5.000%, 3/01/30	3/25 at 100.00	AA+	1,781,925
	Valley Park Fire Protection District, Missouri, General Obligation Bonds, Series 2019:
650	4.000%, 3/01/31	3/27 at 100.00	AA	760,929
705	4.000%, 3/01/33	3/27 at 100.00	AA	822,453
550	4.000%, 3/01/35	3/27 at 100.00	AA	639,589
600	4.000%, 3/01/37	3/27 at 100.00	AA	695,136
	Washington School District, Franklin County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2019:
1,500	4.000%, 3/01/34	3/27 at 100.00	AA+	1,749,075
905	4.000%, 3/01/35	3/27 at 100.00	AA+	1,051,764
78,805	Total Tax Obligation/General			91,093,884
	Tax Obligation/Limited – 18.6%
1,000	Arnold Retail Corridor Transportation Development District, Missouri, Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28	11/24 at 100.00	N/R	1,023,180
	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019:
375	3.000%, 1/15/31 – AGM Insured	1/24 at 100.00	AA	391,294
200	3.000%, 1/15/33 – AGM Insured	1/24 at 100.00	AA	207,104
1,015	5.000%, 1/15/44 – AGM Insured	1/24 at 100.00	AA	1,147,052

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$4,930	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	AA+	$5,430,641
3,500	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2019, 4.000%, 10/01/48	10/29 at 100.00	AA+	4,133,360
2,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30	6/24 at 100.00	N/R	2,089,680
1,555	Brentwood, Missouri, Certificates of Participation, Series 2019, 4.000%, 10/01/37	10/25 at 101.00	AA-	1,735,442
	Cape Girardeau County Reorganized School District R2, Missouri, Certificates of Participation, Series 2020A:
1,000	4.000%, 4/01/35 – BAM Insured (WI/DD, settling 3/31/20)	4/28 at 100.00	AA	1,165,110
525	4.000%, 4/01/36 – BAM Insured (WI/DD, settling 3/31/20)	4/28 at 100.00	AA	609,530
1,975	Cass County, Missouri, Certificates of Participation, Refunding Series 2010, 4.000%, 5/01/22	5/20 at 100.00	A	1,983,433
	Clay County School District R-11 Smithville, Missouri, Certificates of Participation, Series 2018:
340	4.000%, 4/01/38	4/28 at 100.00	A+	389,762
2,515	5.000%, 4/01/43	4/28 at 100.00	A+	3,083,818
900	Clay, Jackson & Platte Counties Consolidated Public Library District 3, Missouri, Certificates of Participation, Mid-Continent Public Library Project, Series 2018, 4.000%, 3/01/35	3/26 at 100.00	Aa3	1,015,587
2,000	Conley Road Transportation District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 5.125%, 5/01/41	5/25 at 100.00	N/R	2,130,760
365	Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds, Series 2014, 4.000%, 3/01/28 – AGM Insured	3/23 at 100.00	AA	396,040
300	Excelsior Springs, Missouri, Certificate of Participation, Refunding Series 2020B, 4.000%, 3/01/31 – BAM Insured (WI/DD, settling 3/04/20)	No Opt. Call	AA	374,103
	Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds, Series 2019:
1,000	4.000%, 3/01/29	3/27 at 100.00	AA+	1,201,730
1,075	4.000%, 3/01/30	3/27 at 100.00	AA+	1,286,710
450	4.000%, 3/01/36	3/27 at 100.00	AA+	522,302
375	4.000%, 3/01/37	3/27 at 100.00	AA+	434,460
500	4.000%, 3/01/38	3/27 at 100.00	AA+	577,535
215	Florissant Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Florissant - Cross Keys Redevelopment Project, Refunding Series 2003, 5.625%, 5/01/24	3/20 at 100.00	N/R	215,361
480	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 5.000%, 11/01/37	11/20 at 100.00	N/R	483,763
1,105	Franklin County, Missouri, Certificates of Participation, Series 2019A, 3.000%, 11/01/30	11/26 at 100.00	A+	1,201,002
1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28 (4)	3/20 at 100.00	N/R	1,145,800

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$530	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	$561,100
1,850	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	1,946,884
	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
3,500	5.000%, 12/30/29	12/23 at 100.00	A+	4,022,725
4,090	5.000%, 12/30/31	12/23 at 100.00	A+	4,706,158
750	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2018, 4.000%, 9/01/33	9/28 at 100.00	Aa3	890,640
1,000	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33	3/21 at 100.00	N/R	1,005,970
	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005:
1,470	5.750%, 3/01/23 – SYNCORA GTY Insured	No Opt. Call	BBB-	1,631,715
1,560	5.750%, 3/01/24 – SYNCORA GTY Insured	No Opt. Call	BBB-	1,782,222
1,745	5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB-	2,088,399
	Howard Bend Levee District, St Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
1,000	4.875%, 3/01/33	3/23 at 100.00	BB+	1,046,010
1,300	5.000%, 3/01/38	3/23 at 100.00	BB+	1,358,747
925	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA-	980,047
1,225	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A	No Opt. Call	N/R	1,308,765
1,200	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014, 4.250%, 3/01/23	No Opt. Call	N/R	1,260,228
2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA-	1,783,580
1,750	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C, 5.000%, 9/01/33	9/23 at 100.00	AA-	1,984,150
1,025	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2012A, 5.000%, 3/01/26	3/22 at 100.00	AA-	1,106,221
	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2017B:
360	4.000%, 10/01/30	10/27 at 100.00	AA-	421,319
2,500	5.000%, 9/01/31	9/27 at 100.00	AA-	3,174,950
235	3.625%, 10/01/32	10/27 at 100.00	AA-	265,247
343	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	3/20 at 100.00	N/R	338,013
921	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	3/20 at 100.00	N/R	161,172

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B:
$1,200	5.000%, 2/01/40, 144A	2/28 at 100.00	N/R	$1,388,916
100	5.000%, 2/01/50, 144A	2/28 at 100.00	N/R	114,216
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
1,195	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	1,248,106
785	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	824,069
1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Saint Joseph Sewerage System Improvement Project, Series 2011E, 5.375%, 5/01/36	5/20 at 100.00	A+	1,006,350
1,000	Missouri Development Finance Board, Missouri, Annual Appropriation Revenue Bonds, Fulton State Hospital Project, Series 2014, 3.000%, 10/01/26	10/22 at 100.00	AA+	1,046,340
1,000	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Bonds, Refunding Series 2015, 5.000%, 3/01/40	3/24 at 100.00	A	1,132,980
1,000	Oak Grove, Missouri, Refunding and Improvement Certificates of Participation Series 2012, 5.000%, 1/01/33	1/22 at 100.00	Baa1	1,053,770
2,605	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Project, Series 2006, 5.000%, 5/01/23	3/20 at 100.00	N/R	2,586,817
570	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	12/22 at 100.00	BBB	602,553
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
61	4.550%, 7/01/40	7/28 at 100.00	N/R	68,788
1,581	0.000%, 7/01/46	7/28 at 41.38	N/R	470,379
1,288	0.000%, 7/01/51	7/28 at 30.01	N/R	278,427
451	4.750%, 7/01/53	7/28 at 100.00	N/R	510,586
1,293	5.000%, 7/01/58	7/28 at 100.00	N/R	1,482,903
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured COFINA Project Series 2019A-2A, 4.550%, 7/01/40, 4.550%, 7/01/40	7/28 at 100.00	N/R	3,383,010
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured COFINA Project Series 2019A-2:
2,500	4.329%, 7/01/40	7/28 at 100.00	N/R	2,778,500
18	4.536%, 7/01/53	7/28 at 100.00	N/R	20,095
250	4.784%, 7/01/58	7/28 at 100.00	N/R	282,563
	Pulaski County, Missouri, Certificates of Participation, Series 2019:
880	4.000%, 12/01/32	12/27 at 100.00	A-	1,014,156
915	4.000%, 12/01/33	12/27 at 100.00	A-	1,052,442
540	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	570,688
450	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional Community Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A	11/29 at 102.00	N/R	469,994

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,075	Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/29	4/26 at 100.00	Aa3	$1,244,678
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44, 144A	7/24 at 100.00	N/R	262,090
775	Saint Louis County Industrial Development Authority, Missouri, Transporation Development Revenue Bonds, University Place Transportation Development District Project, Refunding Series 2015, 4.000%, 3/01/32, 144A	3/22 at 100.00	N/R	784,788
1,875	Saint Louis County Special School District, Missouri, Certificates of Participation Lease, Series 2014B, 4.000%, 4/01/28	4/22 at 100.00	AA	1,989,637
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA	905,230
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA	884,710
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA	862,910
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA	840,020
	Saint Louis Municipal Library District, Missouri, Certificates of Participation, Refunding Series 2020:
1,700	3.000%, 3/15/39 – BAM Insured (WI/DD, settling 3/12/20)	3/30 at 100.00	AA	1,828,792
2,000	4.000%, 3/15/48 – BAM Insured (WI/DD, settling 3/12/20)	3/30 at 100.00	AA	2,330,880
	Scenic Regional Library District, Missouri, Certificates of Participation, Series 2017:
505	4.000%, 4/01/29	4/25 at 100.00	A	568,312
345	4.000%, 4/01/30	4/25 at 100.00	A	385,672
565	4.000%, 4/01/32	4/25 at 100.00	A	626,382
585	4.000%, 4/01/33	4/25 at 100.00	A	647,607
2,600	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A, 4.000%, 7/01/36	7/27 at 100.00	Aa2	2,986,074
1,630	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/26 (AMT)	No Opt. Call	Aa2	2,015,495
4,300	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series 2015, 4.000%, 4/01/35	4/25 at 100.00	Aa2	4,815,269
270	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	302,125
100	Town and Country Crossing Transportation Development District, Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series 2020A, 3.375%, 4/01/37 (WI/DD, settling 3/05/20)	4/28 at 100.00	N/R	100,491
1,285	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	1,430,873
	Wentzville School District R-04, Saint Charles County, Missouri, Certificates of Participation, Series 2015:
1,700	3.375%, 4/01/29	4/24 at 100.00	Aa3	1,826,225
600	3.500%, 4/01/32	4/24 at 100.00	Aa3	641,778
112,501	Total Tax Obligation/Limited			119,865,507

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 3.4%
$665	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 – AGM Insured	10/23 at 100.00	AA	$769,412
1,520	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, 5.000%, 3/01/39 (AMT)	3/29 at 100.00	A	1,918,893
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
4,000	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A	4,978,120
3,000	5.000%, 3/01/49 – AGM Insured (AMT)	3/29 at 100.00	AA	3,735,030
2,150	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A	2,653,745
3,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2012, 5.000%, 7/01/32 – FGIC Insured (AMT)	7/22 at 100.00	A	3,786,755
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Series 2017D:
1,420	5.000%, 7/01/34 – AGM Insured (AMT)	7/27 at 100.00	AA	1,755,972
1,000	5.000%, 7/01/35 – AGM Insured (AMT)	7/27 at 100.00	AA	1,234,560
1,000	5.000%, 7/01/36 – AGM Insured (AMT)	7/27 at 100.00	AA	1,232,200
18,255	Total Transportation			22,064,687
	U.S. Guaranteed – 5.6% (5)
1,370	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	1,392,030
800	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 5.500%, 2/15/31 (Pre-refunded 2/15/21)	2/21 at 100.00	A	835,352
4,665	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	AAA	5,091,288
3,870	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2011, 5.250%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	A-	4,138,191
3,620	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 5.000%, 10/01/39 (Pre-refunded 10/01/23)	10/23 at 100.00	A-	4,149,642
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E Cox Medical Center, Series 1992H:
1,800	0.000%, 9/01/21 – NPFG Insured (ETM)	No Opt. Call	N/R	1,769,148
2,385	0.000%, 9/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R	2,315,453
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2010B:
1,500	5.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	AA-	1,515,255
3,040	5.000%, 6/01/34 (Pre-refunded 6/01/20)	6/20 at 100.00	AA-	3,070,917
2,400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36 (Pre-refunded 4/01/21)	4/21 at 100.00	Baa1	2,507,400

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2012:
$2,200	5.000%, 1/01/32 (Pre-refunded 1/01/21)	1/21 at 100.00	A2	$2,275,680
2,000	5.000%, 1/01/37 (Pre-refunded 1/01/21)	1/21 at 100.00	A2	2,068,800
850	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R	936,215
2,500	Saint Louis Special Administrative Board of the Transitional School District, Missouri, General Obligation Bonds, St Louis Public Schools, Missouri Direct Deposit Program, Series 2011B, 4.000%, 4/01/25 (Pre-refunded 4/01/21)	4/21 at 100.00	AA+	2,586,500
1,360	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)	5/20 at 100.00	N/R	1,406,716
34,360	Total U.S. Guaranteed			36,058,587
	Utilities – 6.8%
425	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds -- Dogwood Project, Series 2012A, 5.000%, 6/01/26	6/22 at 100.00	AA	462,889
3,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	3,256,140
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,085,540
1,845	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	1,978,172
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
3,300	5.000%, 1/01/31	1/24 at 100.00	A2	3,785,331
1,755	5.000%, 1/01/32	1/24 at 100.00	A2	2,012,441
2,500	5.000%, 1/01/33	1/24 at 100.00	A2	2,865,625
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2015A:
1,125	5.000%, 12/01/35	6/25 at 100.00	A2	1,341,765
650	5.000%, 12/01/37	6/25 at 100.00	A2	774,007
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Pairie State Power Project, Refunding Series 2016A:
570	4.000%, 12/01/33 – BAM Insured	6/26 at 100.00	AA	659,256
1,415	5.000%, 12/01/34	6/26 at 100.00	A2	1,719,579
245	4.000%, 12/01/35 – BAM Insured	6/26 at 100.00	AA	282,828
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,885	5.000%, 1/01/32	1/25 at 100.00	A	3,392,154
1,450	5.000%, 1/01/34	1/25 at 100.00	A	1,703,460
2,500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	2,835,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,500	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2017, 4.000%, 12/01/32	12/27 at 100.00	A2	$1,766,520
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018:
1,330	5.000%, 12/01/37	6/27 at 100.00	A2	1,641,007
1,140	5.000%, 12/01/38	6/27 at 100.00	A2	1,402,713
1,500	5.000%, 12/01/43	6/27 at 100.00	A2	1,821,375
	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015:
2,845	3.250%, 8/01/27	8/25 at 100.00	AA+	3,196,984
3,000	3.600%, 8/01/29	8/25 at 100.00	AA+	3,402,600
2,000	4.000%, 8/01/31	8/25 at 100.00	AA+	2,298,480
37,980	Total Utilities			43,684,266
	Water and Sewer – 9.5%
	Camden County Public Water Supply District 4, Missouri, Certificates of Participation, Series 2017:
670	3.500%, 1/01/32	1/25 at 100.00	A-	715,466
720	4.000%, 1/01/42	1/25 at 100.00	A-	776,498
1,430	5.000%, 1/01/47	1/25 at 100.00	A-	1,619,632
3,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 – BAM Insured	3/23 at 100.00	AA	3,192,930
1,670	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	1,996,752
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
500	4.000%, 1/01/35	1/28 at 100.00	AA	589,120
1,865	4.000%, 1/01/37	1/28 at 100.00	AA	2,187,030
1,000	4.000%, 1/01/38	1/28 at 100.00	AA	1,169,010
3,105	4.000%, 1/01/42	1/28 at 100.00	AA	3,595,683
5,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 1/01/40	1/25 at 100.00	AA	5,531,100
1,200	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2016, 4.000%, 7/01/31	7/22 at 100.00	A+	1,272,744
1,250	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2019, 4.000%, 7/01/38	7/26 at 100.00	A+	1,403,900
1,775	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	AAA	2,168,890
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2017A:
6,000	5.000%, 5/01/42	5/27 at 100.00	AAA	7,501,980
2,000	5.000%, 5/01/47	5/27 at 100.00	AAA	2,485,600

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2019B:
$1,390	5.000%, 5/01/38	5/29 at 100.00	AAA	$1,821,762
3,060	5.000%, 5/01/44	5/29 at 100.00	AAA	3,961,507
2,675	5.000%, 5/01/49	5/29 at 100.00	AAA	3,443,634
2,000	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40	1/25 at 100.00	Aa3	2,340,180
250	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2001C, 5.000%, 7/01/23	3/20 at 100.00	Aaa	250,798
45	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005C, 4.750%, 7/01/23	3/20 at 100.00	Aaa	45,133
85	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 1/01/29	3/20 at 100.00	Aaa	85,313
2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	3/20 at 100.00	N/R	2,072,857
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019:
250	4.000%, 12/01/39	12/25 at 100.00	AA+	279,218
2,295	4.000%, 12/01/41	12/25 at 100.00	AA+	2,554,564
285	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016C, 4.000%, 12/01/31	12/25 at 100.00	AA+	327,533
1,465	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding Series 2016C, 5.000%, 12/01/32	12/25 at 100.00	AA+	1,774,408
1,500	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA+	1,568,415
4,240	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2018, 4.000%, 12/01/39	12/25 at 100.00	AA+	4,735,529
52,795	Total Water and Sewer			61,467,186
$569,531	Total Long-Term Investments (cost $590,529,518)			639,864,813

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.9%
	MUNICIPAL BONDS – 0.9%
	Education and Civic Organizations – 0.9%
$750	Curators of the University of Missouri, System Facilities Revenue Bonds, Variable Rate Demand Obligations, Series 2007BA, 1.180%, 11/01/31 (Mandatory Put 4/16/20) (6)	4/20 at 100.00	VMIG1	$750,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$5,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Variable Rate Demand Obligations, Series 1996C, 1.180%, 9/01/30 (Mandatory Put 4/14/20) (6)	4/20 at 100.00	VMIG1	$5,000,000
$5,750	Total Short-Term Investments (cost $5,750,000)			5,750,000
	Total Investments (cost $596,279,518) – 100.1%			645,614,813
	Other Assets Less Liabilities – (0.1)%			(417,593)
	Net Assets – 100%			$645,197,220
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$639,864,813	$ —	$639,864,813
Short-Term Investments:
Municipal Bonds	—	5,750,000	—	5,750,000
Total	$ —	$645,614,813	$ —	$645,614,813

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.8%
	MUNICIPAL BONDS – 97.3%
	Consumer Discretionary – 0.3%
$1,610	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	$1,974,568
	Consumer Staples – 1.3%
20,690	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	2,912,738
1,460	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	1,675,233
3,985	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	4,506,557
26,135	Total Consumer Staples			9,094,528
	Education and Civic Organizations – 8.5%
2,065	Bowling Green State University, Ohio, General Receipts Bonds, Series 2016A, 5.000%, 6/01/34	12/25 at 100.00	A+	2,472,652
	Hamilton County, Ohio, Economic Development Revenue Bonds, King Highland Community Urban Redevelopment Corporation - University of Cincinnati, Lessee Project, Refunding Series 2015:
1,320	5.000%, 6/01/32 – BAM Insured	6/25 at 100.00	AA	1,563,896
2,680	5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	3,158,327
	Lake County Community College District, Ohio, General Receipts Revenue Bonds, Lakeland Community College, Refunding Series 2019:
2,770	5.000%, 10/01/32	10/29 at 100.00	Aa2	3,626,096
2,055	4.000%, 10/01/34	10/29 at 100.00	Aa2	2,486,262
2,465	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA	2,892,653
	Miami University of Ohio, General Receipts Bonds, Refunding Series 2017:
880	5.000%, 9/01/35	9/26 at 100.00	AA	1,081,511
2,915	5.000%, 9/01/41	9/26 at 100.00	AA	3,541,550
1,925	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	2,035,707
180	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA-	185,837

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Ohio Higher Education Facilities Commission, Revenue Bonds, Denison University Project, Series 2017A:
$2,100	5.000%, 11/01/42	5/27 at 100.00	AA	$2,596,062
1,500	5.250%, 11/01/46	5/27 at 100.00	AA	1,868,520
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
1,140	5.000%, 11/01/27	5/22 at 100.00	AA	1,238,291
1,000	5.000%, 11/01/30	5/22 at 100.00	AA	1,085,320
1,250	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Tender Option Bond Trust 2016-XG0069, 13.918%, 12/01/43, 144A (IF) (4)	12/22 at 100.00	AA-	1,713,063
500	Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, Xavier University Project, Series 2010, 5.000%, 5/01/40	5/20 at 100.00	A	502,595
2,500	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	A	2,946,800
1,505	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A	1,842,466
	Ohio State University, General Receipts Bonds, Series 2014A:
4,820	5.000%, 12/01/34	12/24 at 100.00	Aa1	5,683,551
5,000	5.000%, 12/01/39	12/24 at 100.00	Aa1	5,852,850
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,114,350
	Shawnee State University, Ohio, General Receipts Bonds, Series 2016:
1,120	5.000%, 6/01/28 – BAM Insured	6/26 at 100.00	AA	1,377,174
1,180	5.000%, 6/01/29 – BAM Insured	6/26 at 100.00	AA	1,447,223
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,085,490
3,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C, 5.000%, 6/01/46	6/26 at 100.00	AA-	3,608,160
2,000	Wright State University, Ohio, General Reciepts Bonds, Series 2011A, 5.000%, 5/01/31 – BAM Insured	5/21 at 100.00	AA	2,090,680
49,870	Total Education and Civic Organizations			59,097,086
	Health Care – 11.9%
2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/42	2/28 at 100.00	AA-	3,068,625
850	Butler County, Ohio, Hospital Faciliteis Revenue Bonds, Kettering Health Network Obligated Group Project, Series 2011, 5.625%, 4/01/41	4/21 at 100.00	A+	887,621
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
2,600	5.000%, 12/01/37	12/27 at 100.00	A-	3,202,680
1,110	5.000%, 12/01/47	12/27 at 100.00	A-	1,336,340
5,000	Cleveland Clinic Health System Obligated Group, Martin County Health FAcilities Autority, Hospital Revenue Bonds, Series 2019B, 4.000%, 1/01/46	1/29 at 100.00	AA	5,853,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
$1,600	5.000%, 6/15/43	6/23 at 100.00	Ba2	$1,684,160
495	5.250%, 6/15/43	6/23 at 100.00	Ba2	526,764
10,300	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	10,899,254
2,255	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 5.000%, 12/01/47	12/27 at 100.00	AA-	2,800,259
1,000	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH, 4.000%, 12/01/46	6/27 at 100.00	AA-	1,139,620
5,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Series 2019CC, 5.000%, 11/15/49	No Opt. Call	AA	8,135,450
120	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.625%, 8/15/29	3/20 at 100.00	A-	120,431
2,230	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/39	8/28 at 100.00	A+	2,797,334
930	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	981,606
1,920	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Refunding & Improvement Series 1996, 6.250%, 4/01/20 – NPFG Insured	No Opt. Call	A+	1,927,565
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
2,000	5.000%, 2/15/44	2/23 at 100.00	BB+	2,171,960
3,000	5.000%, 2/15/48	2/23 at 100.00	BB+	3,243,780
2,480	Ohio Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	2,502,642
	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A:
1,155	5.000%, 1/01/30	1/28 at 100.00	AA	1,491,001
2,755	5.000%, 1/01/33	1/28 at 100.00	AA	3,516,427
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2013A:
1,465	5.000%, 1/15/28	1/23 at 100.00	A	1,621,828
4,390	5.000%, 1/15/29	1/23 at 100.00	A	4,855,998
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A:
2,725	5.000%, 1/15/50	1/30 at 100.00	A	3,467,263
2,280	4.000%, 1/15/50	1/30 at 100.00	A	2,648,471
1,630	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/32	2/26 at 100.00	A3	1,934,125

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
$3,815	5.000%, 12/01/37	12/22 at 100.00	Ba2	$4,059,847
5,595	5.000%, 12/01/42	12/22 at 100.00	Ba2	5,925,385
71,200	Total Health Care			82,799,786
	Housing/Multifamily – 0.8%
680	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (AMT)	3/20 at 100.00	N/R	679,980
2,095	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (AMT)	3/20 at 100.00	Aa1	2,099,567
2,900	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (AMT)	3/20 at 100.00	Aa1	2,905,916
5,675	Total Housing/Multifamily			5,685,463
	Industrials – 0.7%
	Ohio State, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund, Shearer's Foods Inc Project, Series 2009-5:
1,455	5.000%, 6/01/22	3/20 at 100.00	AA+	1,459,583
1,645	5.000%, 12/01/24	3/20 at 100.00	AA+	1,650,166
1,600	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc, Series 1992, 6.450%, 12/15/21	No Opt. Call	A3	1,737,616
4,700	Total Industrials			4,847,365
	Long-Term Care – 0.7%
1,505	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB	1,527,003
3,080	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB-	3,091,273
4,585	Total Long-Term Care			4,618,276
	Tax Obligation/General – 17.1%
3,150	Apollo Career Center Joint Vocational School District, Allen, Auglaize, Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General Obligation Bonds, Various Purpose School Improvement Series 2017, 5.000%, 12/01/41	12/27 at 100.00	Aa2	3,903,480
1,180	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 0.010%, 12/01/33 – NPFG Insured	No Opt. Call	Aa3	924,377
380	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Classroom Facilities Construction & Improvement Series 2006, 5.250%, 12/01/27 – FGIC Insured	No Opt. Call	Aa2	500,027
2,155	Cincinnati, Ohio, General Obligation Bonds,Various Purpose, Refunding & Improvement Series 2015A, 5.250%, 12/01/33	6/25 at 100.00	AA	2,622,484
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	878,610
3,110	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016B, 5.000%, 12/01/33	6/26 at 100.00	AA	3,834,848

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$5,530	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2017-1, 5.000%, 4/01/29	10/27 at 100.00	AAA	$7,181,922
5,000	Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%, 7/01/25	No Opt. Call	AAA	6,100,200
5,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/29	10/28 at 100.00	AAA	6,658,800
3,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 4/01/40	4/29 at 100.00	AAA	3,915,750
5,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019, 4.000%, 12/01/44	12/28 at 100.00	AAA	5,845,400
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
1,000	5.000%, 12/01/23	No Opt. Call	Aaa	1,155,340
450	5.000%, 12/01/24	No Opt. Call	Aaa	537,754
6,000	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/24	12/23 at 100.00	AAA	6,936,900
4,225	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/31	12/25 at 100.00	AAA	5,180,568
2,000	Gahanna-Jefferson City School District, Franklin County, Ohio, General Obligation Bonds, Construction & Improvement Series 2018, 5.000%, 12/01/48	6/28 at 100.00	Aa2	2,497,860
1,000	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014, 5.000%, 11/01/32	11/24 at 100.00	Aa2	1,165,670
	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013:
500	0.000%, 12/01/29	No Opt. Call	Aa2	424,205
850	0.000%, 12/01/30	No Opt. Call	Aa2	701,632
	Grandview Heights City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019:
1,980	4.000%, 12/01/51	6/29 at 100.00	AA+	2,285,217
1,150	5.000%, 12/01/53	6/29 at 100.00	AA+	1,454,025
2,595	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, School Improvement Series 2017, 4.000%, 12/01/46	12/26 at 100.00	AA+	2,933,881
1,095	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School improvement Series 2012, 0.010%, 12/01/27	No Opt. Call	Aa1	975,262
1,560	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	AA	2,048,592
55	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa1	56,976
1,000	Little Miami Local School District, Warren and Clermont Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 5.000%, 11/01/43	11/25 at 100.00	AA	1,188,300
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22	No Opt. Call	Aa1	974,860
1,000	Maumee City School District, Lucas County, Ohio, General Obligation Bonds, Capital Apprication Refunding Series 2012, 0.010%, 12/01/23	No Opt. Call	AA-	961,840

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/28 – AGM Insured	No Opt. Call	A2	$1,321,070
1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	1,310,401
275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	300,768
1,585	New Albany, Ohio, General Obligation Bonds, Series 2012, 5.000%, 12/01/29	6/22 at 100.00	Aaa	1,727,602
925	Oakwood City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2012, 0.010%, 12/01/21	No Opt. Call	Aa2	909,848
	Ohio State, General Obligation Bonds, Common Schools Series 2017B:
4,500	5.000%, 9/15/27	No Opt. Call	AA+	5,845,005
5,000	5.000%, 9/01/30	No Opt. Call	AA+	6,928,350
2,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 5.000%, 5/01/29	5/24 at 100.00	AAA	2,341,600
	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2018V:
2,500	5.000%, 5/01/33	5/28 at 100.00	AAA	3,245,850
1,250	5.000%, 5/01/34	5/28 at 100.00	AAA	1,622,137
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obigation Bonds, School Facilities Construction & Improvement Series 2016:
1,000	5.000%, 12/01/38	6/26 at 100.00	AAA	1,216,790
1,875	5.000%, 12/01/41	6/26 at 100.00	AAA	2,269,575
50	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013, 5.000%, 12/01/33	12/22 at 100.00	AA-	54,986
2,380	Southwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 4.000%, 1/15/55	1/28 at 100.00	Aa2	2,709,392
4,000	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019A, 4.000%, 12/01/48	12/29 at 100.00	AA	4,703,160
3,435	Summit County, Ohio, General Obligation Bonds, Refunding, Various Purpose Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA+	3,717,220
1,000	Upper Arlington City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities & Improvement Series 2018A, 5.000%, 12/01/48	12/27 at 100.00	AAA	1,246,300
	Westerville City School District, Franklin and Delaware Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2020:
1,000	3.000%, 12/01/43 (WI/DD, settling 3/11/20)	6/29 at 100.00	Aa1	1,076,090
2,165	3.000%, 12/01/44 (WI/DD, settling 3/11/20)	6/29 at 100.00	Aa1	2,321,421
99,170	Total Tax Obligation/General			118,712,345

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 20.6%
	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
$250	5.000%, 12/01/21	3/20 at 100.00	N/R	$252,113
950	5.000%, 12/01/25	3/20 at 100.00	N/R	956,964
1,165	5.000%, 12/01/30	3/20 at 100.00	N/R	1,172,771
1,890	5.000%, 12/01/35	3/20 at 100.00	N/R	1,901,661
5,500	Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes, Series 2019A, 4.000%, 12/01/45	12/29 at 100.00	Aa2	6,517,500
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2017B-2:
1,250	5.000%, 10/01/31	4/28 at 100.00	AA	1,598,975
1,000	5.000%, 10/01/32	4/28 at 100.00	AA	1,276,660
	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Medical Mart-Convention Center Project, Recovery Zone Facility Series 2010F:
2,710	5.250%, 12/01/25	12/20 at 100.00	AA	2,798,481
3,250	5.000%, 12/01/27	12/20 at 100.00	AA	3,350,067
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,000	5.000%, 12/01/28	12/24 at 100.00	AAA	1,193,310
1,810	5.000%, 12/01/32	12/24 at 100.00	AAA	2,145,049
1,585	5.000%, 12/01/33	12/24 at 100.00	AAA	1,875,261
1,385	5.000%, 12/01/34	12/24 at 100.00	AAA	1,635,491
1,055	5.000%, 12/01/35	12/24 at 100.00	AAA	1,244,246
2,940	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/38	12/25 at 100.00	Aa1	3,531,910
10,345	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/35	12/24 at 100.00	Aa1	12,132,616
3,560	Franklin County Convention Facilities Authority, Ohio, Lease Appropriation Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/46	12/29 at 100.00	AA	4,542,631
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
1,000	5.000%, 6/01/37	6/28 at 100.00	AAA	1,287,680
16,500	5.000%, 6/01/43	6/28 at 100.00	AAA	20,956,980
5,695	5.000%, 6/01/48	6/28 at 100.00	AAA	7,191,418
1,675	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25	No Opt. Call	AA+	2,062,829
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015:
1,050	5.000%, 12/01/32	12/25 at 100.00	AA+	1,281,557
1,105	5.000%, 12/01/33	12/25 at 100.00	AA+	1,343,945
2,250	Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%, 12/01/30	12/26 at 100.00	AA-	2,813,310

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
$500	0.000%, 12/01/26 – AMBAC Insured	No Opt. Call	A1	$457,325
3,300	0.010%, 12/01/28 – AMBAC Insured	No Opt. Call	A1	2,874,333
1,750	0.010%, 12/01/28 – AGM Insured	No Opt. Call	AA	1,537,568
	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A:
1,235	5.000%, 12/01/25	12/21 at 100.00	A1	1,322,450
5,375	5.000%, 12/01/31	12/21 at 100.00	A1	5,747,864
	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
435	0.000%, 9/01/27	No Opt. Call	Aa2	392,492
855	0.000%, 9/01/28	No Opt. Call	Aa2	754,640
1,100	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/23	10/22 at 100.00	Aa3	1,213,784
1,080	Norwood, Hamilton County, Ohio, Special Obligation Development Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46	6/27 at 100.00	N/R	1,172,167
	Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile Correctional Building Fund Projects, Series 2019A:
2,465	5.000%, 4/01/38	4/29 at 100.00	AA	3,195,503
2,485	5.000%, 4/01/39	4/29 at 100.00	AA	3,214,248
1,250	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36	10/27 at 100.00	AA	1,579,337
2,245	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31	No Opt. Call	AA	3,152,317
1,200	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31	12/27 at 100.00	AA	1,536,720
1,250	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2019-1, 5.000%, 12/15/31	No Opt. Call	AA	1,772,750
1,360	Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas County Port Authority Seaport and Docks Project, State Transportation Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39 (AMT)	5/27 at 100.00	AA+	1,639,412
2,095	Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018, 5.000%, 12/01/44	12/28 at 100.00	AA	2,613,492
2,000	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 – AGM Insured	12/25 at 100.00	AA	2,268,820
500	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	566,825
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	1,032,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$8,430	4.500%, 7/01/34	7/25 at 100.00	N/R	$9,277,974
1,657	4.550%, 7/01/40	7/28 at 100.00	N/R	1,868,549
325	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	3/20 at 100.00	N/R	325,894
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,400	5.000%, 12/01/23	12/22 at 100.00	AA+	1,558,074
800	5.000%, 12/01/24	12/22 at 100.00	AA+	890,096
	Riversouth Authority, Ohio, Scioto Peninsula Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Series 2016:
1,000	5.000%, 12/01/28	12/25 at 100.00	AA+	1,229,310
1,000	5.000%, 12/01/29	12/25 at 100.00	AA+	1,228,760
2,955	Shaker Heights Public Library, Ohio, Certificates of Participation, Series 2019, 4.000%, 12/01/44	12/24 at 100.00	Aa2	3,264,536
121,967	Total Tax Obligation/Limited			142,751,585
	Transportation – 4.8%
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015:
3,500	5.000%, 12/31/35 – AGM Insured (AMT)	6/25 at 100.00	AA	4,093,215
3,500	5.000%, 12/31/39 – AGM Insured (AMT)	6/25 at 100.00	AA	4,066,475
7,725	5.000%, 6/30/53 (AMT)	6/25 at 100.00	A3	8,802,792
11,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	Aa2	12,490,170
2,450	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.250%, 2/15/39	2/23 at 100.00	Aa3	2,732,167
1,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2017A, 5.000%, 2/15/30	2/27 at 100.00	Aa2	1,258,150
29,175	Total Transportation			33,442,969
	U.S. Guaranteed – 14.8% (5)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A:
250	5.000%, 6/01/38 (Pre-refunded 6/01/20)	6/20 at 100.00	AA-	252,543
3,050	5.250%, 6/01/38 (Pre-refunded 6/01/20)	6/20 at 100.00	AA-	3,082,879
500	Bowling Green, Ohio, Student Housing Revenue Bonds, CFP I LLC - Bowling Green State University Project, Series 2010, 5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	506,060
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
750	5.500%, 11/01/22 (Pre-refunded 11/01/20)	11/20 at 100.00	A	773,340
1,380	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R	1,422,946
2,760	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A	2,845,891

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$300	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding School Improvement Series 2010, 5.250%, 6/01/21 (Pre-refunded 6/01/20)	6/20 at 100.00	Aa2	$303,309
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
7,000	5.000%, 1/01/29 (Pre-refunded 1/01/22)	1/22 at 100.00	A	7,541,660
1,000	5.000%, 1/01/30 (Pre-refunded 1/01/22)	1/22 at 100.00	A	1,077,380
3,450	5.000%, 1/01/31 (Pre-refunded 1/01/22) – AGM Insured	1/22 at 100.00	AA	3,716,961
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
990	5.000%, 10/01/27 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,138,629
1,150	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,322,649
1,205	5.000%, 10/01/31 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,385,907
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2:
755	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R	866,906
2,245	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+	2,577,754
	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A:
1,500	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,616,070
775	5.000%, 1/01/26 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	834,969
1,000	5.000%, 1/01/27 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,077,380
	Columbiana Exempted Village School District, Columbiana County, Ohio, Certificates of Participation, Series 2010:
1,400	5.000%, 12/01/26 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA	1,443,862
1,645	5.000%, 12/01/28 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA	1,696,538
1,000	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013, 5.250%, 1/01/38 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,080,950
470	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34 (Pre-refunded 6/01/21)	6/21 at 100.00	A+	501,466
26,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	AA+	29,844,993
3,240	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB	3,522,139
8,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AA+	9,642,910
1,630	Northwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2015, 5.000%, 12/01/40 (Pre-refunded 12/01/23)	12/23 at 100.00	Aa2	1,882,683
9,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3	10,091,430
	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013:
560	5.000%, 12/01/33 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	622,418
1,305	5.000%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	AA-	1,456,119

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,710	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3	$1,868,209
735	Symmes Township, Hamilton County, Ohio, General Obligation Bonds, Parkland Acquisition & Improvement Series 2010, 5.250%, 12/01/37 (Pre-refunded 12/01/20)	12/20 at 100.00	Aa1	759,667
4,925	Willoughby-Eastlake City School District, Ohio, General Obligation Bonds, School Improvement Series 2016, 5.000%, 12/01/46 (Pre-refunded 12/01/25)	12/25 at 100.00	A2	6,052,923
92,880	Total U.S. Guaranteed			102,809,540
	Utilities – 4.7%
1,400	American Municipal Power Inc, Ohio, Combined Hydroelectric Projects Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/29	No Opt. Call	A	1,862,168
1,500	American Municipal Power Ohio Inc, Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,699,470
6,500	American Municipal Power, Inc, Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41	2/26 at 100.00	A1	7,715,240
1,665	American Municipal Power, Inc, Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	A	2,068,663
1,315	Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series 2018, 5.000%, 11/15/37 – AGM Insured	5/28 at 100.00	AA	1,665,382
	Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series 2020A:
1,000	4.000%, 11/15/35 – AGM Insured	11/29 at 100.00	AA	1,209,150
1,000	4.000%, 11/15/36 – AGM Insured	11/29 at 100.00	AA	1,206,190
1,000	4.000%, 11/15/38 – AGM Insured	11/29 at 100.00	AA	1,198,460
2,000	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1, 0.000%, 11/15/33 – NPFG Insured	No Opt. Call	A-	1,491,440
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A-	3,442,330
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	A-	4,651,125
	Hamilton, Ohio, Electric System Revenue Bonds, Refunding & Improvement Series 2019:
865	4.000%, 10/01/37 – BAM Insured	10/29 at 100.00	AA	1,009,048
1,000	4.000%, 10/01/38 – BAM Insured	10/29 at 100.00	AA	1,163,010
1,015	4.000%, 10/01/39 – BAM Insured	10/29 at 100.00	AA	1,177,603
1,100	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	11/24 at 100.68	Aa2	1,305,898
33,600	Total Utilities			32,865,177
	Water and Sewer – 11.1%
1,390	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/34 – AGC Insured	3/20 at 100.00	AA	1,394,170
1,730	Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series 2005, 5.000%, 12/01/23 – AGM Insured	No Opt. Call	Aa2	1,894,731
4,310	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/41	12/26 at 100.00	AAA	5,301,688
1,940	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa2	2,015,718

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$2,300	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/25	12/24 at 100.00	AA+	$2,745,855
	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/30	6/26 at 100.00	AA+	6,230,150
6,750	5.000%, 6/01/32	6/26 at 100.00	AA+	8,371,417
450	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	A2	460,512
1,745	Lebanon, Ohio, Water System Revenue Bonds, Improvement & Refunding Series 2012, 5.000%, 12/01/31	12/21 at 100.00	A1	1,864,794
1,000	Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/38	12/25 at 100.00	Aa3	1,124,420
5,570	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 11/15/33	5/28 at 100.00	AA+	7,201,453
3,125	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Tender Option Bond Trust 2015-XF0225, 14.863%, 3/01/21, 144A (IF) (4)	No Opt. Call	AA+	4,805,781
	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Refunding Series 2019B:
1,560	5.000%, 12/01/29	No Opt. Call	AAA	2,132,052
1,170	5.000%, 6/01/30	No Opt. Call	AAA	1,602,151
1,100	5.000%, 12/01/30	No Opt. Call	AAA	1,522,389
	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2016:
2,975	5.000%, 6/01/29	12/26 at 100.00	AAA	3,773,193
1,900	5.000%, 12/01/36	12/26 at 100.00	AAA	2,375,076
4,840	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019, 5.000%, 6/01/44	12/29 at 100.00	AAA	6,328,687
1,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/22	No Opt. Call	AAA	1,125,797
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2015A, 5.000%, 6/01/26	No Opt. Call	AAA	6,271,650
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2017A, 5.000%, 12/01/31	6/27 at 100.00	AAA	6,368,000
2,060	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/27	6/22 at 100.00	Aa2	2,243,896
61,925	Total Water and Sewer			77,153,580
$602,492	Total Municipal Bonds (cost $621,398,822)			675,852,268

Shares	Description (1)	Value
	COMMON STOCKS – 1.5%
	Electric Utilities – 1.5%
348,819	Energy Harbor Corp, (6), (7)	$9,941,329
	Total Common Stocks (cost $7,901,450)	9,941,329
	Total Long-Term Investments (cost $629,300,272)	685,793,597
	Other Assets Less Liabilities – 1.2%	8,590,356
	Net Assets – 100%	$694,383,953
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$675,852,268	$ —	$675,852,268
Common Stocks	—	9,941,329	—	9,941,329
Total	$ —	$685,793,597	$ —	$685,793,597

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Common Stock received as part of the bankruptcy settlement for Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 105.9%
	MUNICIPAL BONDS – 104.3%
	Consumer Discretionary – 0.2%
$105	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/46	9/27 at 100.00	BBB-	$124,719
250	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	3/20 at 100.00	B1	253,042
355	Total Consumer Discretionary			377,761
	Consumer Staples – 1.6%
685	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	3/20 at 100.00	N/R	685,103
500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	3/20 at 100.00	B-	505,325
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	336,181
160	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	188,584
1,060	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,109,735
2,720	Total Consumer Staples			2,824,928
	Education and Civic Organizations – 5.2%
1,000	Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science Education Consortium, Inc Project, Series 2013A, 6.000%, 8/01/33	8/23 at 100.00	BBB-	1,127,890
1,300	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering Project, Series 2012, 4.100%, 4/01/32 – AGM Insured	4/22 at 100.00	AA	1,370,135
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	3/20 at 100.00	BBB	1,011,700
1,965	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	2,140,200
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hmong American Peace Academy, Series 2020:
420	4.000%, 3/15/30	No Opt. Call	BBB	507,322
500	4.000%, 3/15/40	3/30 at 100.00	BBB	576,985
1,200	5.000%, 3/15/50	3/30 at 100.00	BBB	1,500,420
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45 (WI/DD, Settling 3/11/20)	2/30 at 100.00	Baa1	1,145,170
8,385	Total Education and Civic Organizations			9,379,822

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 18.9%
$440	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	$544,073
5,765	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc, Series 2020, 4.000%, 7/01/36	7/29 at 100.00	A	6,717,263
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc Obligated Group, Tender Option Bond Trust 2015-XF0118, 10.489%, 4/01/42, 144A (IF) (4)	10/22 at 100.00	AA	293,015
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C:
4,000	5.000%, 2/15/47	2/27 at 100.00	A-	4,781,040
8,565	5.000%, 2/15/47 (UB) (4)	2/27 at 100.00	A-	10,237,402
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aspirus, Inc Obligated Group, Refunding Series 2015A, 5.000%, 8/15/34	2/25 at 100.00	AA-	1,161,080
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019A:
2,000	4.000%, 12/01/44	12/29 at 100.00	A+	2,334,660
3,100	4.000%, 12/01/49	12/29 at 100.00	A+	3,593,365
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Series 2015:
250	5.000%, 12/01/23	No Opt. Call	A+	285,450
2,000	4.000%, 12/01/35	6/24 at 100.00	A+	2,185,140
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29	5/24 at 100.00	BBB+	1,133,020
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, 5.000%, 9/01/36	9/27 at 100.00	BBB-	591,300
28,870	Total Health Care			33,856,808
	Housing/Multifamily – 15.2%
2,000	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30	6/23 at 100.00	N/R	2,100,000
3,020	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	3,217,267
1,380	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	3/20 at 100.00	A+	1,495,851
2,000	Wisconsin Housing and Economic Development Authority Multi Family Housing Bonds,Western Technical College Student Housing Project, Series 2013B, 4.700%, 4/01/38	4/23 at 100.00	A	2,190,100
740	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (AMT)	3/20 at 100.00	AA	741,487
2,125	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2015A, 4.125%, 11/01/46	5/25 at 100.00	AA	2,302,501

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017A:
$1,000	4.000%, 11/01/47	11/26 at 100.00	AA	$1,103,870
2,000	4.150%, 5/01/55	11/26 at 100.00	AA	2,213,660
2,230	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017B, 3.900%, 11/01/42	11/26 at 100.00	AA	2,462,567
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A:
145	3.700%, 11/01/33	11/27 at 100.00	AA	163,061
2,000	4.300%, 11/01/53 (UB) (4)	11/27 at 100.00	AA	2,247,880
6,720	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A, 3.375%, 5/01/57	11/28 at 100.00	AA	7,065,743
25,360	Total Housing/Multifamily			27,303,987
	Industrials – 1.0%
725	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	770,791
100	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	112,707
420	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	465,545
465	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	3/20 at 104.00	BB-	484,502
1,710	Total Industrials			1,833,545
	Long-Term Care – 8.2%
1,000	New Richmond Community Development Authority, Wisconsin, Health Care Facilities Revenue Bonds, PHM/New Richmond Senior Housing, Inc, Series 2011, 6.650%, 9/01/43	3/20 at 100.00	N/R	1,001,690
500	Winnebago County Housing Authority, Wisconsin, Revenue Bonds, Lutheran Homes of Oshkosh, Inc Project, Refunding Series 2015A, 4.450%, 3/01/30	3/20 at 101.00	N/R	503,920
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc, Series 2019, 5.000%, 8/01/49	8/26 at 103.00	N/R	2,090,020
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 5.375%, 10/01/44	10/22 at 102.00	N/R	2,154,500
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc Project, Series 2018, 5.125%, 10/01/48	10/23 at 102.00	N/R	2,166,960
1,750	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A	1,996,750
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2019B, 5.000%, 7/01/38	7/26 at 100.00	A	603,120
185	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2015B, 5.000%, 9/15/37	9/22 at 100.00	BBB-	196,377
1,650	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	1,811,898

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/44	12/22 at 102.00	N/R	$2,163,540
13,585	Total Long-Term Care			14,688,775
	Materials – 0.9%
1,385	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)	11/24 at 100.00	N/R	1,543,804
	Tax Obligation/General – 3.7%
525	Puerto Rico, General Obligation Bonds, Public improvement Series 2007A, 5.000%, 7/01/23 – AGC Insured	3/20 at 100.00	AA	537,931
485	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2007A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	Baa2	489,981
	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011C:
675	5.250%, 7/01/27 – AGM Insured	3/20 at 100.00	AA	695,891
425	5.750%, 7/01/37 – AGM Insured	3/20 at 100.00	AA	441,749
3,395	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 5.000%, 7/01/35 – AGM Insured	7/22 at 100.00	AA	3,624,638
770	Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7, 6.000%, 7/01/27 – NPFG Insured	3/20 at 100.00	Baa2	793,262
6,275	Total Tax Obligation/General			6,583,452
	Tax Obligation/Limited – 33.5%
	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019:
1,790	4.000%, 6/01/36	6/29 at 100.00	AA	2,138,567
3,500	3.000%, 6/01/44	6/29 at 100.00	AA	3,696,525
10,000	0.000%, 6/01/49	6/29 at 47.10	AA	3,752,000
650	Beloit Community Development Authority, Rock County, Wisconsin, Lease Revenue Bonds, Series 2009, 5.000%, 3/01/25	3/20 at 100.00	N/R	650,884
	Brookfield Community Development and Redevelopment Authority, Wisconsin, Community Development Revenue Bonds, Series 2015A:
1,340	3.550%, 6/01/34	6/25 at 100.00	A3	1,447,950
1,530	3.600%, 6/01/35	6/25 at 100.00	A3	1,656,623
500	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Tax Increment District 7, Refunding Series 2012, 2.750%, 9/01/22	9/20 at 100.00	A1	504,530
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,000	5.000%, 11/15/34	11/25 at 100.00	BB	1,167,400
1,000	5.000%, 11/15/39	11/25 at 100.00	BB	1,156,460
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/31	1/22 at 100.00	BB	1,058,780
875	5.250%, 1/01/36	1/22 at 100.00	BB	931,131
440	5.125%, 1/01/42	1/22 at 100.00	BB	465,819

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$845	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/34	12/26 at 100.00	BB	$1,010,713
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BBB	909,410
1,250	Kaukauna Redevelopment Authority, Outagamie and Calumet Counties, Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%, 6/01/40	6/25 at 100.00	A+	1,388,725
130	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BBB	137,944
675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29 (AMT)	3/20 at 100.00	A2	676,985
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2016A:
800	5.000%, 11/15/30	11/26 at 100.00	A+	986,952
500	5.000%, 11/15/31	11/26 at 100.00	A+	615,645
550	5.000%, 11/15/32	11/26 at 100.00	A+	675,637
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017:
95	4.000%, 11/15/21	No Opt. Call	A+	99,989
145	5.000%, 11/15/22	No Opt. Call	A+	160,493
630	5.000%, 11/15/28	11/26 at 100.00	A+	780,287
500	5.000%, 11/15/34	11/26 at 100.00	A+	609,790
1,000	5.000%, 11/15/35	11/26 at 100.00	A+	1,215,410
500	5.000%, 11/15/36	11/26 at 100.00	A+	606,650
1,000	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Refunding Series 2013, 4.100%, 12/01/27	12/23 at 100.00	A2	1,106,990
500	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 5.000%, 7/01/31 – AMBAC Insured	3/20 at 100.00	C	510,630
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
535	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	584,011
435	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa2	473,941
500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	3/20 at 100.00	AA	512,730
1,025	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007N, 5.000%, 7/01/32 – RAAI Insured	3/20 at 100.00	AA	1,048,216
	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
1,220	5.500%, 12/15/20 – NPFG Insured	No Opt. Call	AA-	1,265,457
3,085	5.500%, 12/15/26 – NPFG Insured	No Opt. Call	AA-	3,872,570
2,825	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A	9/25 at 100.00	A	3,182,786

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006:
$120	5.000%, 10/01/25 – NPFG Insured	3/20 at 100.00	Baa2	$121,985
125	5.000%, 10/01/28 – FGIC Insured	3/20 at 100.00	Baa2	127,066
1,550	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,698,630
	Wisconsin Center District, Appropiation Revenue Bonds, Milwaukee Arena Project, Series 2016:
390	5.000%, 12/15/27	6/26 at 100.00	Aa3	482,539
1,000	5.000%, 12/15/30	6/26 at 100.00	Aa3	1,230,280
500	5.000%, 12/15/31	6/26 at 100.00	Aa3	614,095
4,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Milwaukee Arena Project, Senior Series 2016A, 0.000%, 12/15/39 – AGM Insured	6/26 at 60.88	AA	2,145,320
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
3,985	5.250%, 12/15/23 – AGM Insured	No Opt. Call	AA	4,375,411
865	5.250%, 12/15/27 – AGM Insured	No Opt. Call	AA	1,059,902
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 2013A:
785	4.000%, 12/15/25	12/22 at 100.00	A3	849,464
2,170	5.000%, 12/15/28	12/22 at 100.00	A3	2,405,293
500	5.000%, 12/15/29	12/22 at 100.00	A3	553,640
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A:
2,035	0.010%, 12/15/28 – AGM Insured	No Opt. Call	AA	1,783,576
1,945	0.000%, 12/15/31	No Opt. Call	AA	1,571,755
63,340	Total Tax Obligation/Limited			60,077,586
	Transportation – 1.6%
1,000	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (AMT)	10/23 at 100.00	BBB+	1,169,610
255	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	265,776
1,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	1,066,410
355	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	386,357
2,610	Total Transportation			2,888,153
	U.S. Guaranteed – 2.9% (5)
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	1,016,080
665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc, Refunding Series 2012, 5.000%, 8/15/22 (ETM)	No Opt. Call	N/R	732,112
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc, Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R	1,056,840

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R	$1,486,242
810	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Beaver Dam Community Hospitals Inc, Series 2013A, 5.250%, 8/15/34 (Pre-refunded 8/15/23)	8/23 at 100.00	BBB-	929,726
10	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc, Refunding Series 2016, 5.000%, 2/15/30 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R	12,176
4,835	Total U.S. Guaranteed			5,233,176
	Utilities – 9.1%
	Guam Power Authority, Revenue Bonds, Refunding Series 2017A:
1,825	5.000%, 10/01/34	10/27 at 100.00	BBB	2,200,348
1,000	5.000%, 10/01/40	10/27 at 100.00	BBB	1,190,420
	Guam Power Authority, Revenue Bonds, Series 2012A:
1,535	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,686,566
125	5.000%, 10/01/34	10/22 at 100.00	BBB	135,937
575	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%, 7/01/30 – AGM Insured	3/20 at 100.00	AA	588,484
580	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	Baa2	614,986
790	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/28 – AGC Insured	3/20 at 100.00	AA	810,026
305	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007UU, 5.000%, 7/01/24 – AGM Insured	3/20 at 100.00	AA	312,793
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
675	5.250%, 7/01/24 – NPFG Insured	No Opt. Call	Baa2	723,708
130	5.250%, 7/01/26 – NPFG Insured	No Opt. Call	Baa2	141,591
2,760	5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	3,108,671
185	5.250%, 7/01/31 – AGM Insured	No Opt. Call	AA	207,607
1,485	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	1,621,041
250	5.250%, 7/01/35 – NPFG Insured	No Opt. Call	Baa2	271,780
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/25	3/20 at 100.00	CCC	1,155,840
1,250	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	A1	1,513,512
14,670	Total Utilities			16,283,310
	Water and Sewer – 2.3%
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	1,117,720
2,575	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	2,990,167
3,575	Total Water and Sewer			4,107,887
$177,675	Total Municipal Bonds (cost $174,039,466)			186,982,994

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 1.6%
	Electric Utilities – 1.6%
100,424	Energy Harbor Corp, (6), (7)	$2,862,078
	Total Common Stocks (cost $3,032,022)	2,862,078
	Total Long-Term Investments (cost $177,071,488)	189,845,072
	Floating Rate Obligations – (4.5)%	(8,020,000)
	Other Assets Less Liabilities – (1.4)%	(2,571,969)
	Net Assets – 100%	$179,253,103
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$186,982,994	$ —	$186,982,994
Common Stocks	—	2,862,078	—	2,862,078
Total	$ —	$189,845,072	$ —	$189,845,072

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Common Stock received as part of the bankruptcy settlement for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.